OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	January 31, 2014
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2514

ING Variable Funds
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

Domestic Equity Growth Portfolio

■ ING Small Company Portfolio

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	18

Summary Portfolios of Investments	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country's largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor's to downgrade the United States' long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don't give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio's diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product ("GDP") growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers' indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the "double dip" in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world's second largest economy and the U.S. as the world's biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks' reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers' index was registering near-stagnation.

Arguably the largest single depressant to investors' risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders' openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class I	$1,000.00	$1,044.40	0.64%	$3.24	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,043.90	0.89	4.51	1,000.00	1,020.38	0.89	4.46
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,035.40	1.03%	$5.20	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,038.30	0.58	2.93	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,036.70	0.83	4.19	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,035.80	0.98	4.95	1,000.00	1,019.93	0.98	4.91

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,054.40	1.34%	$6.83	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,056.70	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,055.70	1.09	5.56	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,054.90	1.24	6.32	1,000.00	1,018.65	1.24	6.21
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,034.10	1.00%	$5.04	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,036.50	0.50	2.52	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,035.10	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,034.90	0.90	4.54	1,000.00	1,020.33	0.90	4.51
ING Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.28%**	$1.39	$1,000.00	$1,023.41	0.28%**	$1.40
Class S	1,000.00	1,000.20	0.28 **	1.39	1,000.00	1,023.41	0.28 **	1.40
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,024.00	1.55%	$7.78	$1,000.00	$1,017.11	1.55%	$7.75
Class I	1,000.00	1,026.90	1.05	5.28	1,000.00	1,019.59	1.05	5.26
Class S	1,000.00	1,025.60	1.30	6.53	1,000.00	1,018.35	1.30	6.51
Class S2	1,000.00	1,023.90	1.45	7.28	1,000.00	1,017.60	1.45	7.25

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**  Expense ratios reflect waivers of 0.05% and 0.20% of management, distribution and shareholder servicing fees for Classes I and S, respectively, in order to maintain a yield of not less than zero (Note 5).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at value+*	$626,120,629	$3,963,922,678	$659,895,067
Short-term investments at value**	28,218,927	157,404,169	52,225,274
Cash	523,970	1,020,905	247
Cash collateral for futures	2,625,509	9,072	—
Derivatives collateral, at value (Note 2)	451,000	—	—
Foreign currencies at value***	1,326,965	—	—
Receivables:
Investment securities sold	14,099,790	67,277,797	4,187,920
Investment securities sold on a delayed-delivery or when-issued basis	2,228,705	—	—
Fund shares sold	302	9,180,863	200,297
Dividends and interest	2,949,505	3,713,429	808,705
Unrealized appreciation on forward foreign currency contracts	1,744,050	—	—
Upfront payments made on swap agreements	137,356	—	—
Unrealized appreciation on swap agreements	266,649	—	—
Prepaid expenses	3,738	14,640	3,153
Total assets	680,697,095	4,202,543,553	717,320,663
LIABILITIES:
Payable for investment securities purchased	9,432,317	74,514,191	4,464,644
Payable for investment securities purchased on a delayed-delivery or when-issued basis	37,988,628	—	—
Payable for fund shares redeemed	373,472	2,009,401	2,329,824
Payable upon receipt of securities loaned	15,852,358	49,520,756	35,553,228
Unrealized depreciation on forward foreign currency contracts	2,955,146	—	—
Upfront payments received on swap agreements	154,697	—	—
Unrealized depreciation on swap agreements	646,491	—	—
Payable to affiliates	279,277	2,409,040	461,789
Payable for directors fees	17,252	97,614	12,868
Other accrued expenses and liabilities	103,931	484,650	54,209
Written options, at fair value^	203,346	—	—
Total liabilities	68,006,915	129,035,652	42,876,562
NET ASSETS	$612,690,180	$4,073,507,901	$674,444,101
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$708,414,889	$4,274,483,544	$579,818,414
Undistributed net investment income	8,195,544	20,055,192	1,038,105
Accumulated net realized loss	(132,985,911)	(694,076,204)	(15,062,483)
Net unrealized appreciation	29,065,658	473,045,369	108,650,065
NET ASSETS	$612,690,180	$4,073,507,901	$674,444,101
+ Including securities loaned at value	$15,487,834	$48,167,806	$34,638,171
* Cost of investments in securities	$595,370,850	$3,490,714,864	$550,822,048
** Cost of short-term investments	$28,544,358	$157,568,756	$52,648,228
*** Cost of foreign currencies	$1,311,868	$—	$—
^ Premiums received on written options	$119,823	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
Class ADV
Net assets	n/a	$1,358,751,212	$7,031,967
Shares authorized	n/a	unlimited	100,000,000
Par value	n/a	$1.000	$0.001
Shares outstanding	n/a	60,353,559	372,149
Net asset value and redemption price per share	n/a	$22.51	$18.90
Class I:
Net assets	$605,730,772	$2,261,614,033	$540,278,350
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.000	$0.001
Shares outstanding	51,361,863	99,301,249	27,980,633
Net asset value and redemption price per share	$11.79	$22.78	$19.31
Class S:
Net assets	$6,959,408	$453,137,387	$126,892,724
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.000	$0.001
Shares outstanding	593,341	20,075,457	6,657,735
Net asset value and redemption price per share	$11.73	$22.57	$19.06
Class S2:
Net assets	n/a	$5,269	$241,060
Shares authorized	n/a	unlimited	100,000,000
Par value	n/a	$1.000	$0.001
Shares outstanding	n/a	236	12,709
Net asset value and redemption price per share	n/a	$22.29	$18.97

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$2,730,019,089	$—	$399,845,116
Short-term investments at value**	248,466,994	37,597,605	34,451,481
Short-term investments at amortized cost	124,714,848	987,951,892	—
Repurchase agreements	—	57,815,000	—
Cash	1,174,495	15,585	—
Cash collateral for futures	4,289,402	—	—
Derivatives collateral, at value (Note 2)	5,863,000	—	—
Foreign currencies at value***	4,199,875	—	724,257
Receivables:
Investment securities sold	28,809,839	118,192,173	—
Investment securities sold on a delayed-delivery or when-issued basis	3,459,577	—	—
Fund shares sold	47,904	15,464	296,998
Dividends and interest	24,723,235	1,174,470	221,179
Unrealized appreciation on forward foreign currency contracts	—	—	1,831
Upfront payments made on swap agreements	1,836,455	—	—
Unrealized appreciation on swap agreements	156,456	—	—
Prepaid expenses	15,985	10,329	1,984
Total assets	3,177,777,154	1,202,772,518	435,542,846
LIABILITIES:
Payable for investment securities purchased	29,781,695	—	12,600,558
Payable for investment securities purchased on a delayed-delivery or when-issued basis	449,816,607	—	—
Payable for fund shares redeemed	5,719,373	5,185,275	29,777
Payable upon receipt of securities loaned	223,589,195	747,006	16,152,164
Unrealized depreciation on forward foreign currency contracts	5,502,705	—	440,843
Upfront payments received on swap agreements	2,054,937	—	—
Unrealized depreciation on swap agreements	3,437,665	—	—
Payable to affiliates	1,197,437	219,247	390,037
Payable for directors fees	50,297	29,963	4,849
Other accrued expenses and liabilities	309,063	136,483	59,658
Written options, at fair value^	1,341,678	—	—
Total liabilities	722,800,652	6,317,974	29,677,886
NET ASSETS	$2,454,976,502	$1,196,454,544	$405,864,960
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,696,428,816	$1,196,745,153	$329,385,305
Undistributed net investment income (accumulated net investment loss)	64,659,705	—	(814,016)
Accumulated net realized gain (loss)	(356,962,531)	(141,208)	952,576
Net unrealized appreciation or depreciation	50,850,512	(149,401)	76,341,095
NET ASSETS	$2,454,976,502	$1,196,454,544	$405,864,960
+ Including securities loaned at value	$218,902,214	$—	$15,745,414
* Cost of investments in securities	$2,670,042,284	$—	$323,063,592
** Cost of short-term investments	$250,287,879	$37,747,006	$34,530,841
*** Cost of foreign currencies	$4,126,853	$—	$654,290
^ Premiums received on written options	$753,420	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class ADV:
Net assets	$7,565,801	n/a	$10,125,312
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	607,523	n/a	1,696,148
Net asset value and redemption price per share	$12.45	n/a	$5.97
Class I:
Net assets	$1,179,640,020	$1,196,175,122	$129,403,766
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	94,304,437	1,196,133,456	21,213,577
Net asset value and redemption price per share	$12.51	$1.00	$6.10
Class S:
Net assets	$1,267,589,536	$279,422	$266,137,035
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	101,947,769	279,425	44,273,883
Net asset value and redemption price per share	$12.43	$1.00	$6.01
Class S2:
Net assets	$181,145	n/a	$198,847
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,491	n/a	33,186
Net asset value and redemption price per share	$12.50	n/a	$5.99

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,869,494	$34,791,096	$3,918,754
Interest, net of foreign taxes withheld*	5,905,530	—	—
Securities lending income, net	14,111	14,612	37,178
Total investment income	9,789,135	34,805,708	3,955,932
EXPENSES:
Investment management fees	1,549,811	9,942,030	2,449,994
Distribution and service fees:
Class ADV	—	3,047,334	14,336
Class S	9,635	594,747	160,254
Class S2	—	14	436
Transfer agent fees	398	5,101	263
Administrative service fees	170,474	1,093,590	179,661
Shareholder reporting expense	30,560	102,274	29,340
Professional fees	61,856	92,463	23,740
Custody and accounting expense	148,869	185,334	35,450
Directors fees	11,943	81,195	10,060
Miscellaneous expense	11,696	72,979	11,952
Interest expense	1,426	365	76
Total expenses	1,996,668	15,217,426	2,915,562
Net waived and reimbursed fees	—	(304,545)	(87)
Net expenses	1,996,668	14,912,881	2,915,475
Net investment income	7,792,467	19,892,827	1,040,457
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,041,886	84,519,662	54,500,518
Foreign currency related transactions	1,541,696	(1,990)	—
Futures	(251,372)	(634,551)	—
Swaps	(414,642)	—	—
Written options	1,260,670	—	—
Net realized gain	30,178,238	83,883,121	54,500,518
Net change in unrealized appreciation or depreciation on:
Investments	(9,556,292)	19,072,568	(20,550,571)
Foreign currency related transactions	(948,625)	865	—
Futures	(122,254)	—	—
Swaps	210,901	—	—
Written options	(282,670)	—	—
Net change in unrealized appreciation or depreciation	(10,698,940)	19,073,433	(20,550,571)
Net realized and unrealized gain	19,479,298	102,956,554	33,949,947
Increase in net assets resulting from operations	$27,271,765	$122,849,381	$34,990,404
* Foreign taxes withheld	$191,796	$71,395	$2,032

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$201,962	$—	$1,783,413
Interest, net of foreign taxes withheld*	64,729,539	1,649,506	—
Securities lending income, net	30,057	—	103,989
Total investment income	64,961,558	1,649,506	1,887,402
EXPENSES:
Investment management fees	4,907,936	1,466,549	2,037,002
Distribution and service fees:
Class ADV	14,660	—	21,596
Class S	1,580,904	361	361,264
Class S2	212	—	442
Transfer agent fees	2,514	430	210
Administrative service fees	674,819	322,631	117,928
Shareholder reporting expense	98,645	36,390	10,335
Professional fees	118,799	30,329	44,707
Custody and accounting expense	199,100	60,075	37,157
Directors fees	54,300	18,370	7,964
Miscellaneous expense	40,770	21,748	13,541
Interest expense	5,732	172	177
Total expenses	7,698,391	1,957,055	2,652,323
Net waived and reimbursed fees	(43)	(313,119)	(17,360)
Net expenses	7,698,348	1,643,936	2,634,963
Net investment income (loss)	57,263,210	5,570	(747,561)
REALIZED AND UNREALIZED GAIN (LOSS);
Net realized gain (loss) on:
Investments	56,493,243	105,174	30,514,445
Foreign currency related transactions	(4,227,857)	—	164,363
Futures	(979,622)	—	—
Swaps	(1,515,243)	—	—
Written options	614,835	—	—
Net realized gain	50,385,356	105,174	30,678,808
Net change in unrealized appreciation or depreciation on:
Investments	(25,566,448)	—	(20,593,381)
Foreign currency related transactions	2,273,356	—	(489,999)
Futures	1,057,921	—	—
Swaps	1,984,487	—	—
Written options	(588,258)	—	—
Net change in unrealized appreciation or depreciation	(20,838,942)	—	(21,083,380)
Net realized and unrealized gain	29,546,414	105,174	9,595,428
Increase in net assets resulting from operations	$86,809,624	$110,744	$8,847,867
* Foreign taxes withheld	$6,240	$—	$74,297
(1) Dividends from affiliates	$—	$—	$9,913

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$7,792,467	$15,378,449	$19,892,827	$26,957,425
Net realized gain	30,178,238	75,328,009	83,883,121	280,009,458
Net change in unrealized appreciation or depreciation	(10,698,940)	(8,293,451)	19,073,433	41,632,561
Increase in net assets resulting from operations	27,271,765	82,413,007	122,849,381	348,599,444
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(6,158)	(50,616)
Class I	(15,869,939)	(17,430,470)	(10,040)	(23,102,823)
Class S	(182,605)	(209,221)	(2,073)	(3,810,949)
Class S2	—	—	—	(37)
Total distributions	(16,052,544)	(17,639,691)	(18,271)	(26,964,425)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,129,246	4,763,613	109,430,007	108,981,973
Proceeds from shares issued in merger (Note 14)	—	—	1,425,025,006	133,730,864
Reinvestment of distributions	16,052,544	17,639,691	18,271	26,946,348
	21,181,790	22,403,304	1,534,473,284	269,659,185
Cost of shares redeemed	(41,904,854)	(103,467,259)	(324,162,413)	(424,150,059)
Net increase (decrease) in net assets resulting from capital share transactions	(20,723,064)	(81,063,955)	1,210,310,871	(154,490,874)
Net increase (decrease) in net assets	(9,503,843)	(16,290,639)	1,333,141,981	167,144,145
NET ASSETS:
Beginning of period	622,194,023	638,484,662	2,740,365,920	2,573,221,775
End of period	$612,690,180	$622,194,023	$4,073,507,901	$2,740,365,920
Undistributed net investment income at end of period	$8,195,544	$16,455,621	$20,055,192	$9,058

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$1,040,457	$2,566,613	$57,263,210	$122,339,134
Net realized gain	54,500,518	78,068,411	50,385,356	55,971,604
Net change in unrealized appreciation or depreciation	(20,550,571)	45,929,479	(20,838,942)	56,501,293
Increase in net assets resulting from operations	34,990,404	126,564,503	86,809,624	234,812,031
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(22,163)	(343)	(581)	(208,636)
Class I	(1,919,855)	(2,439,964)	(104,505)	(60,836,973)
Class S	(267,549)	(298,881)	(113,220)	(61,395,211)
Class S2	(696)	(16)	(9)	(163)
Total distributions	(2,210,263)	(2,739,204)	(218,315)	(122,440,983)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,308,250	93,100,818	161,857,803	271,722,100
Proceeds from shares issued in merger (Note 14)	—	39,171,474	—	—
Reinvestment of distributions	2,210,263	2,739,166	218,276	122,418,062
	94,518,513	135,011,458	162,076,079	394,140,162
Cost of shares redeemed	(82,182,048)	(146,270,085)	(308,020,487)	(508,433,813)
Net increase (decrease) in net assets resulting from capital share transactions	12,336,465	(11,258,627)	(145,944,408)	(114,293,651)
Net increase (decrease) in net assets	45,116,606	112,566,672	(59,353,099)	(1,922,603)
NET ASSETS:
Beginning of period	629,327,495	516,760,823	2,514,329,601	2,516,252,204
End of period	$674,444,101	$629,327,495	$2,454,976,502	$2,514,329,601
Undistributed net investment income at end of period	$1,038,105	$2,207,911	$64,659,705	$7,614,810

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$5,570	$278,867	$(747,561)	$(1,279,869)
Net realized gain	105,174	210,645	30,678,808	21,482,363
Net change in unrealized appreciation or depreciation	—	—	(21,083,380)	37,590,322
Increase in net assets resulting from operations	110,744	489,512	8,847,867	57,792,816
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,570)	(490,254)	—	—
Class S	—	(1)	—	—
Net realized gains:
Class I	(212,287)	—	—	—
Class S	(51)	—	—	—
Return of capital:	—		—	—
Class I	—	(2,509,972)	—	—
Class S	—	—	—	—
Total distributions	(217,908)	(3,000,227)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	272,732,029	78,344,418	55,135,395	96,792,335
Reinvestment of distributions	217,908	3,000,227	—	—
	272,949,937	81,344,645	55,135,395	96,792,335
Cost of shares redeemed	(146,648,460)	(337,002,648)	(59,680,444)	(83,946,139)
Net increase (decrease) in net assets resulting from capital share transactions	126,301,477	(255,658,003)	(4,545,049)	12,846,196
Net increase (decrease) in net assets	126,194,313	(258,168,718)	4,302,818	70,639,012
NET ASSETS:
Beginning of period	1,070,260,231	1,328,428,949	401,562,142	330,923,130
End of period	$1,196,454,544	$1,070,260,231	$405,864,960	$401,562,142
Undistributed net investment income (accumulated net investment loss) at end of period	$—	$—	$(814,016)	$(66,455)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)
ING Balanced Portfolio
Class I
06-30-11	11.58	0.15	•	0.37	0.52	0.31		—	—	0.31		11.79
12-31-10	10.42	0.27	•	1.19	1.46	0.30		—	—	0.30		11.58
12-31-09	9.18	0.24	•	1.43	1.67	0.43		—	—	0.43		10.42
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45		1.15	—	1.60		9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39		0.58	—	0.97		14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33		—	—	0.33		14.65
Class S
06-30-11	11.50	0.13	•	0.38	0.51	0.28		—	—	0.28		11.73
12-31-10	10.36	0.24		1.18	1.42	0.28		—	—	0.28		11.50
12-31-09	9.12	0.21	•	1.43	1.64	0.40		—	—	0.40		10.36
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41		1.15	—	1.56		9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36		0.58	—	0.94		14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30		—	—	0.30		14.57
ING Growth and Income Portfolio
Class ADV
06-30-11	21.74	0.08		0.69	0.77	0.00	*	—	—	0.00	*	22.51
12-31-10	19.31	0.15	•	2.47	2.62	0.19		—	—	0.19		21.74
12-31-09	15.04	0.18	•	4.29	4.47	0.20		—	—	0.20		19.31
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22		—	—	0.22		15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33		—	—	0.33		24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27		—	—	0.27		23.38
Class I
06-30-11	21.94	0.13		0.71	0.84	0.00	*	—	—	0.00	*	22.78
12-31-10	19.42	0.22		2.53	2.75	0.23		—	—	0.23		21.94
12-31-09	15.11	0.27	•	4.30	4.57	0.26		—	—	0.26		19.42
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32		—	—	0.32		15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35		—	—	0.35		24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27		—	—	0.27		23.38
Class S
06-30-11	21.77	0.10		0.70	0.80	0.00	*	—	—	0.00	*	22.57
12-31-10	19.28	0.18		2.48	2.66	0.17		—	—	0.17		21.77
12-31-09	15.00	0.19		4.32	4.51	0.23		—	—	0.23		19.28
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30		—	—	0.30		15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33		—	—	0.33		24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23		—	—	0.23		23.30
Class S2
06-30-11	21.52	0.08		0.69	0.77	0.00	*	—	—	0.00	*	22.29
12-31-10	19.26	0.14		2.28	2.42	0.16		—	—	0.16		21.52
02-27-09(4)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09		—	—	0.09		19.26

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-11	4.44		0.64	0.64		0.64		2.52		605,731	115
12-31-10	14.22		0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
Class S
06-30-11	4.39		0.89	0.89		0.89		2.25		6,959	115
12-31-10	13.87		0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
ING Growth and Income Portfolio
Class ADV
06-30-11	3.54		1.08	1.03		1.03		0.80		1,358,751	42
12-31-10	13.55		1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-11	3.83		0.58	0.58		0.58		1.13		2,261,614	42
12-31-10	14.14		0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
Class S
06-30-11	3.67		0.83	0.83		0.83		0.88		453,137	42
12-31-10	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
Class S2
06-30-11	3.58		1.08	0.98		0.98		0.72		5	42
12-31-10	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(4)-12-31-09	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)
ING Small Company Portfolio
Class ADV
06-30-11	17.98	(0.01	)•	0.99	0.98	0.06		—	—	0.06		18.90
12-31-10	14.60	0.04	•	3.42	3.46	0.08		—	—	0.08		17.98
12-31-09	11.58	0.08	•	3.02	3.10	0.08		—	—	0.08		14.60
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—		—	—	—		11.58
Class I
06-30-11	18.34	0.04		1.00	1.04	0.07		—	—	0.07		19.31
12-31-10	14.82	0.09		3.52	3.61	0.09		—	—	0.09		18.34
12-31-09	11.70	0.09		3.11	3.20	0.08		—	—	0.08		14.82
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18		2.27	—	2.45		11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04		3.33	—	3.37		19.56
12-31-06	21.65	0.05		3.46	3.51	0.09		3.37	—	3.46		21.70
Class S
06-30-11	18.09	0.01		1.00	1.01	0.04		—	—	0.04		19.06
12-31-10	14.64	0.04		3.47	3.51	0.06		—	—	0.06		18.09
12-31-09	11.57	0.05	•	3.09	3.14	0.07		—	—	0.07		14.64
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14		2.27	—	2.41		11.57
12-31-07	21.54	0.18	•	1.00	1.18	—		3.33	—	3.33		19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04		3.37	—	3.41		21.54
Class S2
06-30-11	18.04	0.01	•	0.98	0.99	0.06		—	—	0.06		18.97
12-31-10	14.61	0.06	•	3.42	3.48	0.05		—	—	0.05		18.04
02-27-09(4)-12-31-09	9.27	0.03	•	5.39	5.42	0.08		—	—	0.08		14.61
ING Intermediate Bond Portfolio
Class ADV
06-30-11	12.04	0.27	•	0.14	0.41	0.00	*	—	—	0.00	*	12.45
12-31-10	11.62	0.57	•	0.48	1.05	0.63		—	—	0.63		12.04
12-31-09	11.12	0.47		0.76	1.23	0.73		—	—	0.73		11.62
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30	—	0.92		11.12
12-31-07	12.96	0.63		0.09	0.72	0.45		—	—	0.45		13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53		—	—	0.53		12.96
Class I
06-30-11	12.07	0.30		0.14	0.44	0.00	*	—	—	0.00	*	12.51
12-31-10	11.57	0.61	•	0.53	1.14	0.64		—	—	0.64		12.07
12-31-09	11.08	0.53	•	0.75	1.28	0.79		—	—	0.79		11.57
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75		0.30	—	1.05		11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51		—	—	0.51		13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54		—	—	0.54		12.96
Class S
06-30-11	12.01	0.28		0.14	0.42	0.00	*	—	—	0.00	*	12.43
12-31-10	11.52	0.57	•	0.52	1.09	0.60		—	—	0.60		12.01
12-31-09	11.00	0.50	•	0.75	1.25	0.73		—	—	0.73		11.52
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72		0.30	—	1.02		11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48		—	—	0.48		13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51		—	—	0.51		12.89
Class S2
06-30-11	12.08	0.28	•	0.14	0.42	0.00	*	—	—	0.00	*	12.50
12-31-10	11.59	0.55	•	0.53	1.08	0.59		—	—	0.59		12.08
02-27-09(4)-12-31-09	10.79	0.42	•	1.15	1.57	0.77		—	—	0.77		11.59

		Ratios to average net assets							Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-11	5.44	1.34	1.34		1.34		(0.08)		7,032	31
12-31-10	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(4)-12-31-08	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-11	5.67	0.84	0.84		0.84		0.37		540,278	31
12-31-10	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79	0.85	0.85	†	0.85	†	0.26	†	512,446	83
Class S
06-30-11	5.57	1.09	1.09		1.09		0.12		126,893	31
12-31-10	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07	1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
Class S2
06-30-11	5.49	1.34	1.24		1.24		0.11		241	31
12-31-10	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(4)-12-31-09	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128
ING Intermediate Bond Portfolio
Class ADV
06-30-11	3.41	1.00	1.00		1.00		4.38		7,566	177
12-31-10	9.01	1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	11.08	1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	(9.16)	1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	5.60 (a)	0.99	0.99	†	0.99	†	4.77	†	1	438
12-20-06(4)-12-31-06	(0.30)	0.99	0.99	†	0.99	†	6.82	†	1	390
Class I
06-30-11	3.65	0.50	0.50		0.50		4.80		1,179,640	177
12-31-10	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	(8.41)	0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	5.95 (a)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
12-31-06	4.06	0.49	0.49	†	0.49	†	4.97	†	1,909,376	390
Class S
06-30-11	3.51	0.75	0.75		0.75		4.55		1,267,590	177
12-31-10	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	(8.73)	0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	5.70 (a)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
12-31-06	3.77	0.74	0.74	†	0.74	†	4.69	†	620,849	390
Class S2
06-30-11	3.49	1.00	0.90		0.90		4.62		181	177
12-31-10	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(4)-12-31-09	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)	($)		($)		($)		($)		($)	($)		($)
ING Money Market Portfolio(b)
Class I
06-30-11	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
12-31-10	1.00	0.00 *	0.00	*	0.00	*	0.00	*	—		0.00 *	0.00	*	1.00
12-31-09	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
12-31-08	1.05	0.02	0.00		0.02		0.07		—		—	0.07		1.00
12-31-07	1.04	0.05	(0.00)		0.05		0.04		—		—	0.04		1.05
12-31-06	1.02	0.05	0.00		0.05		0.03		—		—	0.03		1.04
Class S
06-30-11	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
03-15-10(4)-12-31-10	1.00	0.00 *	0.00	*	0.00	*	0.00	*	—		—	0.00	*	1.00
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-11	5.83	(0.02)	0.16		0.14		—		—		—	—		5.97
12-31-10	4.94	(0.03)•	0.92		0.89		—		—		—	—		5.83
12-31-09	3.25	(0.02)	1.71		1.69		—		—		—	—		4.94
12-16-08(4)-12-31-08	3.29	(0.01)	(0.03)		(0.04)		—		—		—	—		3.25
Class I
06-30-11	5.94	(0.01)	0.17		0.16		—		—		—	—		6.10
12-31-10	5.01	(0.01)	0.94		0.93		—		—		—	—		5.94
12-31-09	3.28	(0.01)	1.74		1.73		—		—		—	—		5.01
12-31-08	5.45	0.00 *	(2.17)		(2.17)		—		—		—	—		3.28
12-31-07	4.58	(0.01)	0.88		0.87		—		—		—	—		5.45
12-31-06	4.27	(0.01)	0.32		0.31		—		—		—	—		4.58
Class S
06-30-11	5.86	(0.01)	0.16		0.15		—		—		—	—		6.01
12-31-10	4.96	(0.02)	0.92		0.90		—		—		—	—		5.86
12-31-09	3.25	(0.02)	1.73		1.71		—		—		—	—		4.96
12-31-08	5.42	(0.01)	(2.16)		(2.17)		—		—		—	—		3.25
12-31-07	4.56	(0.02)	0.88		0.86		—		—		—	—		5.42
12-31-06	4.27	(0.02)	0.31		0.29		—		—		—	—		4.56
Class S2
06-30-11	5.85	(0.01)	0.15		0.14		—		—		—	—		5.99
12-31-10	4.95	(0.03)•	0.93		0.90		—		—		—	—		5.85
02-27-09(4)-12-31-09	3.01	(0.02)•	1.96		1.94		—		—		—	—		4.95

		Ratios to average net assets						Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING Money Market Portfolio(b)
Class I
06-30-11	0.02	0.33	0.28		0.28		0.00 *	1,196,175	—
12-31-10	0.24	0.34	0.31	†	0.31	†	0.02 †	1,069,947	—
12-31-09	0.33	0.37	0.37		0.37		0.25	1,328,429	—
12-31-08	2.67	0.35	0.35		0.35		2.66	1,798,833	—
12-31-07	5.13	0.33	0.33		0.33		5.03	1,711,139	—
12-31-06	4.88	0.34	0.34		0.34		4.79	1,355,850	—
Class S
06-30-11	0.02	0.58	0.28		0.28		0.00 *	279	—
03-15-10(4)-12-31-10	0.00	0.59	0.36	†	0.36	†	0.00 †	313	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-11	2.40	1.56	1.55		1.55		(0.63)	10,125	32
12-31-10	18.02	1.55	1.55		1.55		(0.66)	5,609	52
12-31-09	52.00	1.57	1.55		1.55		(0.92)	54	74
12-16-08(4)-12-31-08	(1.22)	1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-11	2.69	1.06	1.05		1.05		(0.17)	129,404	32
12-31-10	18.56	1.05	1.05		1.05		(0.20)	121,443	52
12-31-09	52.74	1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	(39.82)	1.08	1.06		1.06		0.09	55,899	137
12-31-07	19.00	1.08	1.08		1.08		(0.24)	97,943	84
12-31-06	7.26	1.08	1.08		1.08		(0.29)	81,599	129
Class S
06-30-11	2.56	1.31	1.30		1.30		(0.42)	266,137	32
12-31-10	18.15	1.30	1.30		1.30		(0.45)	274,471	52
12-31-09	52.62	1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	(40.04)	1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	18.86	1.33	1.33		1.33		(0.50)	1,140	84
12-31-06	6.79	1.33	1.33		1.33		(0.51)	551	129
Class S2
06-30-11	2.39	1.56	1.45		1.45		(0.53)	199	32
12-31-10	18.18	1.55	1.45		1.45		(0.51)	40	52
02-27-09(4)-12-31-09	64.45	1.57	1.45		1.45		(0.56)	5	74

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

*  Amount is less than $0.005 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The two diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Small Company is closed to new shareholders, except for shares purchased by: (1) certain insurance company separate accounts that are currently offering the Portfolio as an investment option under Variable Contracts; (2) certain Qualified Plans outside the separate account context; (3) custodial accounts; (4) certain investment advisers and their affiliates in connection with the creation or management of the Portfolio; and (5) registered investment companies. Investments by currently invested separate accounts, Qualified Plans, custodial accounts, certain investment advisers and their affiliates, and investment companies may be made on behalf of existing and future participants. The closure does not affect share purchases through the reinvestment of dividends and distributions.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from by ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's and/or Sub-Advisers' loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2011, the maximum amount of loss that Balanced, Intermediate Bond, and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,362,025, $2,318,036 and $1,831, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2011. At June 30, 2011, no collateral was posted by the counterparties to reduce the risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2011, Balanced, Intermediate Bond, and Science and Technology Opportunities had a net liability position of $3,959,680, $12,336,985 and $440,843, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2011, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2011, Balanced and Intermediate Bond have posted $451,000 and $5,863,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$128,464,911	$116,319,090
Intermediate	—	265,767,656
Science and Technology Opportunities	3,198,135	10,101,793

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to increase exposure to equity risk. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2011, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$84,712,582	$60,988,444
Growth and Income	11,844,967	—
Intermediate Bond	494,711,014	617,589,541

F.  Options Contracts. Certain Portolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2011 for Balanced.

During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to each respective Summary Portfolio of Investments for open purchased interest rate swaptions and the tables following each respective Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2011.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2011.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2011, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2011, Balanced and Intermediate Bond had average notional amounts of $1,383,000 and $18,921,000 on credit default swaps to buy protection and average notional amounts of $1,144,000 and $15,479,000 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $47,486,293 and $199,111,317, respectively.

For the six months ended June 30, 2011, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $36,467,260 and $15,479,000, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2011.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the six months ended June 30, 2011, Balanced had an average notional amount of $2,062,970 and $2,010,556 on currency bought and sold, respectively, on cross-currency swaps.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2011, Balanced has entered into cross-currency swaps to gain or mitigate exposure to foreign currency risk. Please refer to the table following the Summary Portfolio of Investments for open cross currency swaps at June 30, 2011.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$317,060,576	$351,244,299
Growth and Income	1,650,635,944	1,730,678,792
Small Company	202,878,931	201,984,214
Intermediate Bond	1,046,934,726	1,248,827,280
Science and Technology Opportunities	135,696,453	134,074,946

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$408,629,254	$401,019,864
Intermediate Bond	3,643,565,877	3,450,611,563

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Small Company	0.750%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012. For the six months ended June 30, 2011, the Distributor

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

for Growth and Income, Small Company, Intermediate Bond and Science and Technology Opportunities waived $2, $87, $43 and $89, respectively. Additionally, effective January 22, 2011, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. The expense waiver will continue through at least May 1, 2012.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, effective March 15, 2010, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares through May 1, 2012. During the six months ended June 30, 2011, the Distributor for Money Market waived $144.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2011, IID waived $215 of Class S specific distribution fees and ING Investments waived $312,760 of management fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$250,308	$27,533	$1,436	$279,277
Growth and Income	1,641,973	180,612	586,455	2,409,040
Small Company	403,690	29,603	28,496	461,789
Intermediate Bond	818,234	112,504	266,699	1,197,437
Money Market	165,116	54,096	35	219,247
Science and Technology Opportunities	313,785	18,072	58,180	390,037

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2011, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary/ING Portfolio	Porfolio	Percentage
ING Life Insurance & Annuity Company	Balanced	90.78%
	Growth and Income	42.80%
	Small Company	48.05%
	Intermediate Bond	36.83%
	Money Market	81.99%
	Science and Technology Opportunities	31.07%
ING USA Annuity and Life Insurance	Growth and Income	43.25%
	Small Company	16.05%
	Intermediate Bond	50.42%
	Science and Technology Opportunities	63.51%
ING Solution 2025 Portfolio	Small Company	7.78%
ING Solution 2035 Portfolio	Small Company	8.30%
ING Solution 2045 Portfolio	Small Company	5.36%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2011, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
Science and Technology Opportunities	$72,286	$7,973	$17,271	$97,530

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. During the period, the funds to which the line of credit is available paid a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2011:

	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	14	$2,734,286	1.36%
Growth and Income	8	1,205,625	1.38%
Small Company	4	501,250	1.39%
Intermediate Bond	39	3,916,026	1.37%
Money Market	3	1,495,000	1.40%
Science and Technology Opportunities	6	796,667	1.35%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	22,050,000	$387,345
Options Purchased	138,550,000	1,262,320
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(142,600,000)	(1,493,204)
Balance at 06/30/11	18,000,000	$156,461

Transactions in purchased options on exchange traded futures contracts for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	234	182,157
Options Terminated in Closing Sell Transactions	(76)	(107,699)
Options Expired	(158)	(74,458)
Balance at 06/30/11	—	$—

Transactions in purchased interest rate swaptions for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	16,269,000	56,941
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	16,269,000	$56,941

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for Balanced Portfolio during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	31,850,000	$293,535
Options Written	138,250,000	1,007,406
Options Terminated in Closing Purchase Transactions	(3,300,000)	(14,025)
Options Expired	(148,800,000)	(1,224,034)
Balance at 06/30/11	18,000,000	$62,882

Transactions in written options on exchange traded futures contracts for Balanced during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	234	60,458
Options Terminated in Closing Purchase Transactions	(76)	(43,572)
Options Expired	(158)	(16,886)
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for Balanced Portfolio during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	16,269,000	56,941
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	16,269,000	$56,941

Transactions in purchased foreign currency options for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	160,200,000	927,287
Options Terminated in Closing Sell Transactions	(49,000,000)	(329,280)
Options Expired	(61,400,000)	(330,332)
Balance at 06/30/11	49,800,000	$267,675

Transactions in purchased options on exchange traded futures contracts for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Contracts	Cost
Balance at 12/31/10	—	$—
Options Purchased	2,336	1,848,052
Options Terminated in Closing Sell Transactions	(2,336)	(1,848,052)
Options Expired	—	—
Balance at 06/30/11	—	$—

Transactions in purchased interest rate swaptions for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	161,123,000	563,931
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	161,123,000	$563,931

Transactions in written foreign currency options for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	160,200,000	539,619
Options Terminated in Closing Purchase Transactions	(110,400,000)	(350,130)
Options Expired	—	—
Balance at 06/30/11	49,800,000	$189,489

Transactions in written options on exchange traded futures contracts for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	Contracts	Premiums Received
Balance at 12/31/10	—	$—
Options Written	2,336	618,152
Options Terminated in Closing Purchase Transactions	(2,336)	(618,152)
Options Expired	—	—
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	161,123,000	563,931
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	161,123,000	$563,931

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	—	—	(68)	(68)	—	—	—	(758)	(758)
Class I
06-30-11	429,255	—	1,319,197	(3,424,103)	(1,675,651)	5,034,558	—	15,869,939	(40,496,939)	(19,592,442)
12-31-10	329,180	—	1,591,438	(9,447,108)	(7,526,490)	3,593,953	—	17,430,474	(101,822,846)	(80,798,419)
Class S
06-30-11	8,105	—	15,255	(119,574)	(96,214)	94,688	—	182,605	(1,407,915)	(1,130,622)
12-31-10	109,991	—	19,205	(151,439)	(22,243)	1,172,653	—	209,217	(1,643,655)	(261,785)
Class S2
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	—	—	(376)	(376)	(2,993)	—	—	—	(2,993)
Growth and Income
Class ADV
06-30-11	374,528	64,105,664	264	(4,404,643)	60,075,813	8,511,741	1,425,025,006	6,158	(99,575,422)	1,333,967,483
12-31-10	193,647	38,530	2,324	(24,189)	210,312	3,961,350	714,546	50,616	(482,731)	4,243,781
Class I
06-30-11	4,158,344	—	426	(7,578,122)	(3,419,352)	95,448,623	—	10,040	(173,878,395)	(78,419,732)
12-31-10	4,936,564	6,260,609	1,050,263	(17,136,308)	(4,888,872)	99,888,902	117,185,341	23,084,783	(340,543,986)	(100,384,960)
Class S
06-30-11	241,485	—	89	(2,237,266)	(1,995,692)	5,469,643	—	2,073	(50,708,596)	(45,236,880)
12-31-10	256,483	853,542	174,734	(4,212,773)	(2,928,014)	5,131,721	15,830,977	3,810,949	(83,123,342)	(58,349,695)
Small Company
Class ADV
06-30-11	214,559	—	1,147	(24,490)	191,216	3,995,496	—	22,163	(454,288)	3,563,371
12-31-10	174,304	25,523	19	(21,358)	178,488	2,822,855	368,908	321	(352,419)	2,839,665
Class I
06-30-11	3,325,666	—	97,306	(2,915,234)	507,738	65,000,729	—	1,919,855	(56,792,508)	10,128,076
12-31-10	2,599,588	402,111	143,022	(5,219,625)	(2,074,904)	41,384,189	5,917,059	2,439,964	(84,977,782)	(35,236,570)
Class S
06-30-11	1,221,087	—	13,735	(1,335,850)	(101,028)	23,075,906	—	267,549	(24,886,307)	(1,542,852)
12-31-10	3,062,872	2,236,773	17,727	(3,941,124)	1,376,248	48,820,329	32,508,979	298,881	(60,524,887)	21,103,302
Class S2
06-30-11	12,573	—	36	(2,651)	9,958	236,119	—	696	(48,945)	187,870
12-31-10	4,816	25,982	—	(28,371)	2,427	73,445	376,528	—	(414,997)	34,976
Intermediate Bond
Class ADV
06-30-11	326,262	—	47	(77,075)	249,234	4,011,959	—	581	(947,488)	3,065,052
12-31-10	343,606	—	17,368	(2,759)	358,215	4,375,479	—	208,590	(34,961)	4,549,108
Class I
06-30-11	5,127,818	—	8,377	(11,705,492)	(6,569,297)	63,816,298	—	104,466	(144,141,377)	(80,220,613)
12-31-10	10,988,428	—	5,055,217	(22,010,813)	(5,967,168)	135,276,414	—	60,814,261	(269,901,327)	(73,810,652)
Class S
06-30-11	7,651,831	—	9,131	(13,350,553)	(5,689,591)	93,839,666	—	113,220	(162,917,234)	(68,964,348)
12-31-10	10,865,448	—	5,124,809	(19,423,739)	(3,433,482)	132,070,207	—	61,395,211	(238,497,525)	(45,032,107)
Class S2
06-30-11	15,383	—	1	(1,171)	14,213	189,880	—	9	(14,388)	175,501
12-31-10	—	—	—	—	—	—	—	—	—	—
Money Market
Class I
06-30-11	272,730,544	—	217,855	(146,613,332)	126,335,067	272,730,543	—	217,857	(146,613,332)	126,335,068
12-31-10	77,954,840	—	3,000,224	(336,926,082)	(255,971,018)	77,954,837	—	3,000,227	(336,926,082)	(255,971,018)
Class S
06-30-11	1,487	—	51	(35,128)	(33,590)	1,486	—	51	(35,128)	(33,591)
03-15-10(1) - 12-31-10	389,581	—	—	(76,566)	313,015	389,581	—	—	(76,566)	313,015

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Science and Technology Opportunities
Class ADV
06-30-11	881,103	—	—	(147,043)	734,060	5,415,709	—	—	(880,219)	4,535,490
12-31-10	978,124	—	—	(27,031)	951,093	5,149,717	—	—	(138,236)	5,011,481
Class I
06-30-11	2,169,648	—	—	(1,392,901)	776,747	13,678,170	—	—	(8,585,729)	5,092,441
12-31-10	2,756,986	—	—	(2,424,940)	332,046	14,560,149	—	—	(12,403,091)	2,157,058
Class S
06-30-11	5,757,887	—	—	(8,297,967)	(2,540,080)	35,869,826	—	—	(50,205,322)	(14,335,496)
12-31-10	14,891,327	—	—	(14,515,694)	375,633	77,014,151	—	—	(71,369,356)	5,644,795
Class S2
06-30-11	27,886	—	—	(1,498)	26,388	171,690	—	—	(9,174)	162,516
12-31-10	11,913	—	—	(6,112)	5,801	68,318	—	—	(35,456)	32,862

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net unrealized appreciation or depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

investing in a Portfolio. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$15,487,834	$15,852,358
Growth and Income	48,167,806	49,520,756
Small Company	34,638,171	35,553,228
Intermediate Bond	218,902,214	223,589,195
Science and Technology Opportunities	15,745,414	16,152,164

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Summary Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income	Return of Capital
Balanced	$16,052,544	$17,639,691	$—
Growth and Income	18,271	26,964,425	—
Small Company	2,210,263	2,739,204	—
Intermediate Bond	218,315	122,440,983	—
Money Market	217,908	490,255	2,509,972

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$16,047,435	$35,029,825	$—	$—	$(75,704,597)	2016
					(82,316,593)	2017
					$(158,021,190)
Growth and Income	9,058	425,772,756	—	—	$(13,396,292)	2014
					(67,479,275)	2015
					(322,238,329)	2016
					(217,728,168)	2017
					$(620,842,064)*
Small Company	2,207,911	111,490,196	—	—	$(7,853,881)	2015
					(1,570,776)	2016
					(42,427,043)	2017
					$(51,851,700)*
Intermediate Bond	203,389	79,557,967	(18,161,067)	(3,122,281)	$(386,521,631)	2017
Money Market	—	(150,144)	—	—	$(33,301)	2012
Science and Technology Opportunities	—	92,318,085	—	—	$(3,997,473)	2011
					(8,579,872)	2016
					(12,108,952)	2017
					$(24,686,297)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Portfolio's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 14 — REORGANIZATIONS

On January 21, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING American Funds Growth-Income Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$19,975,274
Net realized and unrealized gain on investments	$114,671,212
Net increase in net assets resulting from operations	$134,646,486

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING American Funds Growth-Income Portfolio	$1,425,025	$2,796,305	$116,195	$(12,723)	1.4983

The net assets of Growth and Income after the acquisition were $4,221,330,209.

On August 20, 2010, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Opportunistic LargeCap Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$28,138,444
Net realized and unrealized gain on investments	$294,061,617
Net increase in net assets resulting from operations	$322,200,061

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Opportunistic LargeCap Portfolio	$133,731	$2,267,223	$59,967	$(4,893)	0.4690

The net assets of Growth and Income after the acquisition were $2,400,953,698.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

On August 20, 2010, Small Company ("Acquiring Portfolio") acquired all of the net assets of ING Wells Fargo Small Cap Disciplined Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$2,595,067
Net realized and unrealized gain on investments	$121,007,609
Net increase in net assets resulting from operations	$123,602,676

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Small Company	ING Wells Fargo Small Cap Disciplined Portfolio	$39,171	$476,552	$51,431	$(976)	0.5148

The net assets of Small Company after the acquisition were $515,722,984.

NOTE 15 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)("IIM") received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, Inc. and ING VP Bond Portfolio (now known as the ING Balanced Portfolio and the ING Intermediate Bond Portfolio, respectively) (the "Subject Portfolios"). The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

On April 29, 2008, IIM and the Subject Portfolios joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits. On June 29, 2009, the Bankruptcy Court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION (continued)

Subject Portfolios; however, the Bankruptcy Court granted the summary judgment to dismiss IIM.

The Subject Portfolios filed an interlocutory appeal of the Bankruptcy Court's denial of summary judgment with the United States District Court of Southern New York ("the District Court"). On November 19, 2009, (prior to the Bankruptcy Court ruling on Enron's motion for summary judgment filed in September 2009) the District Court ruled in favor of the Subject Portfolios and the one other remaining defendant, agreeing with the Subject Portfolios' reliance on section 546(e) and reversing the Bankruptcy Court. The judge directed the Bankruptcy Court to enter summary judgment in favor of the Subject Portfolios and the remaining defendant, essentially dismissing the preference claim against them.

Enron appealed the District Court's ruling to the Second Circuit Court of Appeals (the "Court of Appeals) on April 16, 2010. Oral argument was held in November, 2010 and the Court of Appeals issued its opinion on June 28, 2011 affirming the District Court's grant of summary judgment in favor of the Subject Portfolios. On July 12, 2011, Enron petitioned the Court of Appeals for an "en banc" hearing. The Court of Appeals is expected to respond to Enron's request by late August or early September.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 17 — SUBSEQUENT EVENTS.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Common Stock	51.3%
Corporate Bonds/Notes	13.1%
U.S. Government Agency Obligations	10.6%
Exchange-Traded Funds	7.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	5.9%
Foreign Government Bonds	5.5%
Asset-Backed Securities	2.7%
Municipal Bonds	0.1%
Preferred Stock	0.1%
Purchased Options	0.0%
Other Assets and Liabilities - Net*	(2.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.3%
	Consumer Discretionary: 5.9%
153,500		Comcast Corp. - Class A	$3,889,690	0.6
116,640		Macy's, Inc.	3,410,553	0.6
93,729		Wyndham Worldwide Corp.	3,153,981	0.5
1,006,749		Other Securities	25,757,522	4.2
			36,211,746	5.9
	Consumer Staples: 4.8%
160,320		Coca-Cola Enterprises, Inc.	4,678,138	0.8
55,900		PepsiCo, Inc.	3,937,037	0.6
65,435		Procter & Gamble Co.	4,159,703	0.7
70,633		Wal-Mart Stores, Inc.	3,753,438	0.6
384,762		Other Securities	13,069,463	2.1
			29,597,779	4.8
	Energy: 5.7%
125,716		Arch Coal, Inc.	3,351,589	0.5
54,700		ConocoPhillips	4,112,893	0.7
89,332		ExxonMobil Corp.	7,269,838	1.2
51,450		Range Resources Corp.	2,855,475	0.4
77,800		Suncor Energy, Inc.	3,041,980	0.5
315,071		Other Securities	14,513,795	2.4
			35,145,570	5.7
	Financials: 7.8%
69,880		Citigroup, Inc.	2,909,803	0.5
221,490		Fifth Third Bancorp.	2,823,997	0.5

Shares			Value	Percentage of Net Assets
14,542		Goldman Sachs Group, Inc.	$1,935,395	0.3
99,457		JPMorgan Chase & Co.	4,071,770	0.7
116,633		Wells Fargo & Co.	3,272,722	0.5
2,970,845		Other Securities	32,733,271	5.3
			47,746,958	7.8
	Health Care: 6.2%
61,000		Johnson & Johnson	4,057,720	0.7
234,571		Pfizer, Inc.	4,832,163	0.8
60,580		St. Jude Medical, Inc.	2,888,454	0.5
59,800		Teva Pharmaceutical Industries Ltd. ADR	2,883,556	0.5
502,285		Other Securities	23,002,028	3.7
			37,663,921	6.2
	Industrials: 6.0%
34,400		Boeing Co.	2,543,192	0.4
45,810		Dover Corp.	3,105,918	0.5
733,516		Other Securities	31,093,712	5.1
			36,742,822	6.0
	Information Technology: 8.4%
94,960		Adobe Systems, Inc.	2,986,492	0.5
16,522		Apple, Inc.	5,545,940	0.9
9,200		Google, Inc. - Class A	4,658,696	0.7
186,000		Intel Corp.	4,121,760	0.7
194,120		Marvell Technology Group Ltd.	2,866,182	0.5
90,300		Oracle Corp.	2,971,773	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology (continued)
84,766		Qualcomm, Inc.	$4,813,861	0.8
855,183		Other Securities	23,483,189	3.8
			51,447,893	8.4
	Materials: 2.9%
37,900		Monsanto Co.	2,749,266	0.4
415,906		Other Securities	15,118,789	2.5
			17,868,055	2.9
	Telecommunication Services: 2.0%
102,500		AT&T, Inc.	3,219,525	0.5
70,400		CenturyTel, Inc.	2,846,272	0.5
890,492		Other Securities	5,817,845	1.0
			11,883,642	2.0
	Utilities: 1.6%
739,039		Other Securities	10,043,217	1.6
		Total Common Stock ( Cost $290,457,032 )	314,351,603	51.3
EXCHANGE-TRADED FUNDS: 7.0%
	Exchange-Traded Funds: 7.0%
282,900		iShares MSCI Emerging Markets Index Fund	13,466,040	2.2
603,600		Vanguard Emerging Markets ETF	29,347,032	4.8
		Total Exchange-Traded Funds ( Cost $39,913,317 )	42,813,072	7.0
PREFERRED STOCK: 0.1%
	Financials: 0.1%
12,550		Other Securities	332,861	0.1
		Total Preferred Stock ( Cost $325,900 )	332,861	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.1%
	Consumer Discretionary: 1.9%
797,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	$890,831	0.1
617,000	#	NBC Universal, Inc., 2.875%, 04/01/16	618,669	0.1
294,000	#	NBC Universal, Inc., 5.150%, 04/30/20	310,986	0.1
456,000	#	News America, Inc., 4.500%, 02/15/21	450,900	0.1

Principal Amount†			Value	Percentage of Net Assets
450,000	#	QVC, Inc., 7.500%, 10/01/19	$479,250	0.1
190,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	194,750	0.0
8,055,000		Other Securities	8,635,275	1.4
			11,580,661	1.9
	Consumer Staples: 0.6%
459,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	470,475	0.1
2,982,000		Other Securities	3,344,599	0.5
			3,815,074	0.6
	Energy: 1.8%
370,000		Arch Coal, Inc., 8.750%, 08/01/16	403,300	0.1
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	324,088	0.1
200,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	198,683	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	120,222	0.0
225,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	221,483	0.0
150,000	#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	157,170	0.0
303,000	#	Gold Fields Ltd., 4.875%, 10/07/20	287,325	0.1
203,000	#	Kazatomprom, 6.250%, 05/20/15	219,240	0.0
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	345,197	0.1
80,000	#,L	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,400	0.0
280,000	#	Lukoil International Finance BV, 6.125%, 11/09/20	290,150	0.1
254,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	263,394	0.0
200,000	#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	197,964	0.1
200,000	#,L	Mega Advance Investments Ltd.., 6.375%, 05/12/41	192,658	0.0
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	103,750	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Energy (continued)
	218,000	#	Novatek Finance Ltd.., 5.326%, 02/03/16	$225,630	0.0
	400,000	#	Pertamina Persero PT, 6.500%, 05/27/41	398,000	0.1
	7,530,000		Other Securities (a)	6,811,871	1.1
				10,843,525	1.8
		Financials: 4.5%
	490,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	496,762	0.1
	213,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	203,947	0.0
	1,145,000	#	Banco do Brasil SA, 5.875%, 01/26/22	1,138,130	0.2
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	876,731	0.2
	200,000	#	Banco Votorantim SA, 7.375%, 01/21/20	213,000	0.0
	490,000	#	BanColombia SA, 5.950%, 06/03/21	499,800	0.1
	470,000	#	Barclays Bank PLC, 5.926%, 09/29/49	439,450	0.1
	228,000	#	Barclays Bank PLC, 6.050%, 12/04/17	241,725	0.0
	852,000		Citigroup, Inc., 5.000%-8.500%, 09/15/14-08/09/20	934,125	0.2
	322,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	412,066	0.1
	200,000	#	Ferrexpo Finance PLC, 7.875%, 04/07/16	206,760	0.0
	515,000		Fifth Third Bancorp., 8.250%, 03/01/38	617,608	0.1
	1,201,000		Goldman Sachs Group, Inc., 5.375%- 6.250%, 09/01/17- 03/15/20	1,285,787	0.2
	362,000	#	HSBC Finance Corp., 6.676%, 01/15/21	372,069	0.1
	100,000	#,L	Hyundai Capital America, 3.750%, 04/06/16	100,415	0.0

Principal Amount†			Value	Percentage of Net Assets
310,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$316,845	0.1
210,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	179,550	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	194,575	0.0
111,000		JPMorgan Chase & Co., 4.400%, 07/22/20	108,944	0.0
524,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	495,114	0.1
200,000	#	Longfor Properties Co. Ltd.., 9.500%, 04/07/16	207,000	0.1
200,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	192,100	0.0
487,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	642,228	0.1
18,297	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	18,325	0.0
138,000	#	Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/40	137,418	0.0
100,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	106,910	0.0
333,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	354,645	0.1
200,000	#	VTB Bank Via VTB Capital SA, 6.551%, 10/13/20	204,000	0.0
9,114,964,400		Other Securities (a)	16,133,233	2.6
			27,329,262	4.5
	Health Care: 0.2%
300,000	#	Hypermarcas SA, 6.500%, 04/20/21	301,125	0.0
382,000		St. Jude Medical, Inc., 2.500%, 01/15/16	382,925	0.1
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	97,250	0.0
899,000		Other Securities	669,783	0.1
			1,451,083	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Industrials: 0.9%
255,000	#	Bombardier, Inc., 7.500%, 03/15/18	$286,875	0.1
140,000	#	Bombardier, Inc., 7.750%, 03/15/20	158,200	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	225,500	0.0
107,000	#	Cemex SAB de CV, 9.000%, 01/11/18	109,407	0.0
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	257,032	0.1
202,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	199,900	0.0
156,000	#	LBI Escrow Corp., 8.000%, 11/01/17	173,940	0.0
100,000	#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	109,500	0.0
317,000	#	SCF Capital Ltd., 5.375%, 10/27/17	318,997	0.1
170,000	#	SPX Corp., 6.875%, 09/01/17	182,750	0.0
3,152,000		Other Securities	3,377,663	0.6
			5,399,764	0.9
	Information Technology: 0.4%
544,000	#	Oracle Corp., 5.375%, 07/15/40	552,109	0.1
2,056,000		Other Securities	2,131,945	0.3
			2,684,054	0.4
	Materials: 0.8%
511,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	558,932	0.1
215,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	219,513	0.0
414,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	422,797	0.1
243,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	243,981	0.0
320,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	341,201	0.1
2,808,000		Other Securities	3,020,541	0.5
			4,806,965	0.8
	Telecommunication Services: 0.8%
435,000		AT&T, Inc., 2.500%, 08/15/15	441,088	0.1
250,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	250,625	0.0

Principal Amount†			Value	Percentage of Net Assets
221,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	$222,178	0.0
450,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	452,700	0.1
3,369,000		Other Securities	3,526,620	0.6
			4,893,211	0.8
	Utilities: 1.2%
307,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	321,720	0.1
135,000	#	Colbun S.A., 6.000%, 01/21/20	142,209	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	213,457	0.0
372,000	#	EDP Finance BV, 6.000%, 02/02/18	344,650	0.1
333,000	#	Enel Finance International S.A., 6.000%, 10/07/39	301,862	0.1
169,000	#	Enel Finance International S.A., 6.250%, 09/15/17	186,812	0.0
742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	732,985	0.1
170,226	#	Juniper Generation, LLC, 6.790%, 12/31/14	143,413	0.0
4,760,000		Other Securities	5,146,246	0.8
			7,533,354	1.2
		Total Corporate Bonds/Notes ( Cost $78,315,031 )	80,336,953	13.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	779,628	0.1
400,000	#	Banc of America Large Loan, Inc., 5.654%, 06/15/49	400,748	0.1
240,000	#	Banc of America Large Loan, Inc., 5.912%, 10/10/45	239,839	0.0
280,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	278,579	0.1
120,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	115,768	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
—	#,^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.124%, 12/11/49	$—	—
40,132,385	#,^	Credit Suisse Mortgage Capital Certificates, 0.126%, 09/15/40	251,393	0.0
230,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	229,418	0.0
440,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	375,723	0.1
80,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	72,197	0.0
638,767		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	691,028	0.1
35,948,620	#,^	Greenwich Capital Commercial Funding Corp., 0.178%, 04/10/37	106,016	0.0
17,364,345	#,^	Greenwich Capital Commercial Funding Corp., 0.495%, 03/10/39	225,790	0.1
1,526,035	#,^	GS Mortgage Securities Corp. II, 1.342%, 03/10/44	90,642	0.0
350,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	379,621	0.1
130,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	110,452	0.0
10,974,168	#,^	LB-UBS Commercial Mortgage Trust, 0.909%, 11/15/38	266,315	0.1
8,648,814	^	LB-UBS Commercial Mortgage Trust, 0.343%-6.760%, 04/15/30-09/15/45	3,134,129	0.5
8,464,406	#,^	Merrill Lynch Mortgage Trust, 0.680%, 02/12/51	160,248	0.0
450,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	410,528	0.1
350,000	#	Morgan Stanley Capital I, 5.598%, 01/13/41	347,560	0.0
2,040,263		Morgan Stanley Capital I, 0.439%-5.776%, 01/14/42-04/15/49	2,024,706	0.4

Principal Amount†				Value	Percentage of Net Assets
	200,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	$213,404	0.0
	4,382,344	#,^	RBSCF Trust, 1.141%, 04/15/24	143,741	0.0
	320,000	#	RBSCF Trust, 5.420%, 01/19/49	335,919	0.1
	257,000	#	Vornado DP LLC, 5.280%, 09/13/28	244,312	0.0
	260,000	#	Vornado DP LLC, 6.356%, 09/13/28	245,453	0.1
	350,000	#	Wachovia Bank Commercial Mortgage Trust, 4.942%, 11/15/34	335,172	0.1
	250,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	255,615	0.0
	285,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	283,267	0.0
	2,849,503		Wachovia Bank Commercial Mortgage Trust, 5.246%-5.500%, 12/15/43-11/15/48	2,891,059	0.5
	90,000	#	WF-RBS Commercial Mortgage Trust, 4.375%, 03/15/44	89,488	0.0
	88,287,106		Other Securities (b)	20,131,915	3.3
			Total Collateralized Mortgage Obligations ( Cost $36,046,800 )	35,859,673	5.9
MUNICIPAL BONDS: 0.1%
		Louisiana: 0.1%
	575,000		Other Securities	574,551	0.1
			Total Municipal Bonds ( Cost $574,845 )	574,551	0.1
OTHER BONDS: 5.5%
		Foreign Government Bonds: 5.5%
BRL	5,085,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	2,948,728	0.5
BRL	5,483,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,063,121	0.5
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,858,354	0.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Foreign Government Bonds (continued)
	574,000	#	Eskom Holdings Ltd.., 5.750%, 01/26/21	$596,960	0.1
KRW	4,569,000,000		Korea Treasury Bond, 4.750%, 12/10/11	4,306,492	0.7
MXN	59,235,000		Mexican Bonos, 6.500%, 06/10/21	4,887,716	0.8
MXN	32,000,000		Mexican Cetes, 4.630%, 09/22/11	2,705,590	0.4
ZAR	12,951,957		South Africa Government Bond, 2.750%, 01/31/22	1,952,045	0.3
ZAR	28,076,301		South Africa Government Bond, 7.250%, 01/15/20	3,857,201	0.7
EUR	4,080,000		Other Securities	5,632,950	0.9
			Total Other Bonds ( Cost $32,938,387 )	33,809,157	5.5
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury Bonds: 1.7%
	5,897,000	L	3.125%, due 5/15/2021	5,881,349	0.9
	4,451,000		4.750%, due 2/15/2041	4,731,970	0.8
				10,613,319	1.7
		U.S. Treasury Notes: 4.2%
	5,751,000	L	0.500%, due 5/31/2013	5,757,964	1.0
	6,939,000	L	0.750%, due 6/15/2014	6,931,957	1.1
	4,924,000	L	1.750%, due 5/31/2016	4,932,454	0.8
	7,808,000		2.375%, due 5/31/2018	7,767,758	1.3
				25,390,133	4.2
			Total U.S. Treasury Obligations ( Cost $36,297,372 )	36,003,452	5.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.6%
		Federal Home Loan Mortgage Corporation: 4.7%##
	5,532,000	W	4.000%, due 1/15/2041	5,528,543	0.9
	7,139,000	W	4.500%, due 7/15/2038	7,376,593	1.2
	14,592,594	^,W	4.000%-6.500%, due 08/15/16- 01/15/41	15,690,859	2.6
				28,595,995	4.7

Principal Amount†				Value	Percentage of Net Assets
		Federal National Mortgage Association: 4.4%##
	3,054,000	W	4.000%, due 2/25/2039	$3,054,953	0.5
	4,086,000	W	4.500%, due 7/15/2035	4,228,373	0.7
	18,178,130	W	4.500%-7.500%, due 06/01/16- 12/25/49	19,751,531	3.2
	53,000	W	6.000%, due 4/15/2038	58,217	0.0
				27,093,074	4.4
		Government National Mortgage Association: 1.5%
	4,050,000		4.000%, due 1/20/2041	4,113,913	0.7
	3,451,638	W	2.125%-7.500%, due 12/15/23- 12/15/40	3,758,592	0.6
	1,301,072		Other Securities	1,406,779	0.2
				9,279,284	1.5
			Total U.S. Government Agency Obligations ( Cost $63,463,732 )	64,968,353	10.6
ASSET-BACKED SECURITIES: 2.7%
		Credit Card Asset-Backed Securities: 1.7%
	2,448,000		Capital One Multi-Asset Execution Trust, 5.050%-5.750%, 02/15/16-07/15/20	2,788,093	0.4
EUR	3,064,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	4,517,443	0.7
	848,000		MBNA Credit Card Master Note Trust, 0.607%-1.537%, 10/15/14-07/15/15	848,126	0.2
	2,260,000		Other Securities	2,426,016	0.4
				10,579,678	1.7
		Home Equity Asset-Backed Securities: 0.0%
	149,864		Other Securities	124,320	0.0
		Other Asset-Backed Securities: 1.0%
	223,635	#	ARES CLO Funds, 0.487%, 09/18/17	218,809	0.0
	300,000	#	ARES CLO Funds, 2.905%, 02/26/16	274,259	0.1
	393,024	#	Atrium CDO Corp., 0.585%, 10/27/16	384,023	0.1
	377,588	#	Atrium CDO Corp., 0.619%, 06/27/15	370,602	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Other Asset-Backed Securities (continued)
200,000	#	Avenue CLO Fund Ltd., 2.411%, 02/15/17	$165,027	0.0
113,195	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	111,797	0.0
304,781	#	Carlyle High Yield Partners, 0.636%, 08/11/16	299,680	0.1
168,808	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	167,525	0.0
459,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	455,772	0.1
241,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	208,247	0.0
247,660	#	First CLO Ltd., 0.624%, 07/27/16	245,389	0.0
400,000	#	Foxe Basin CLO Ltd., 1.947%, 12/15/15	392,000	0.1
481,791	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	476,742	0.1
510,232	#	Katonah Ltd., 0.567%, 09/20/16	500,414	0.1
74,764	#	Katonah Ltd., 0.797%, 02/20/15	74,164	0.0
402,454	#	Navigator CDO Ltd., 2.381%, 01/14/17	347,226	0.1
319,329	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	315,337	0.1
150,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	138,187	0.0
269,232	#	Wind River CLO Ltd., 0.577%, 12/19/16	260,816	0.0
916,410		Other Securities	746,970	0.1
			6,152,986	1.0
		Total Asset-Backed Securities ( Cost $16,825,032 )	16,856,984	2.7

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Options on Currencies: 0.0%
1,500,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	$3,903	0.0
1,500,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	3,903	0.0
5,000,000		USD vs EUR Currency Put Option, Strike @ 1.425, Exp. 07/18/11 Counterparty: Morgan Stanley	114,861	0.0
5,000,000		USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/05/11 Counterparty: Deutsche Bank AG	58,548	0.0
5,000,000		USD vs TWD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Morgan Stanley	13,011	0.0
			194,226	0.0
	Options on Interest Rate Swaptions: 0.0%
16,269,000		Call OTC Swaption, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	19,744	0.0
		Total Purchased Options ( Cost $213,402 )	213,970	0.0
		Total Long-Term Investments ( Cost $595,370,850 )	626,120,629	102.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 2.5%
14,225,202		BNY Mellon Overnight Government Fund (1)	$14,225,202	2.3
1,627,156	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,301,725	0.2
		Total Securities Lending Collateral ( Cost $15,852,358 )	15,526,927	2.5
	Mutual Funds: 2.1%
12,692,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $12,692,000 )	12,692,000	2.1
		Total Short-Term Investments ( Cost $28,544,358 )	28,218,927	4.6
		Total Investments in Securities ( Cost $623,915,208 ) *	$654,339,556	106.8
		Liabilities in Excess of Other Assets	(41,649,376)	(6.8)
		Net Assets	$612,690,180	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

ADR  American Depositary Receipt

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

(b)  The grouping contains Interest only securities.

BRL  Brazilian Real

EUR  EU Euro

KRW  South Korean Won

MXN  Mexican Peso

TRY  Turkish New Lira

ZAR  South African Rand

*  Cost for federal income tax purposes is $627,326,503.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,786,280
Gross Unrealized Depreciation	(13,773,227)
Net Unrealized Appreciation	$27,013,053

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$30,724,898	$5,486,848	$—	$36,211,746
Consumer Staples	23,491,001	6,106,778	—	29,597,779
Energy	29,241,495	5,904,075	—	35,145,570
Financials	30,247,419	17,499,539	—	47,746,958
Health Care	31,675,808	5,988,113	—	37,663,921
Industrials	28,984,616	7,758,206	—	36,742,822
Information Technology	45,444,385	6,003,508	—	51,447,893
Materials	13,061,650	4,806,405	—	17,868,055
Telecommunication Services	7,065,611	4,818,031	—	11,883,642
Utilities	6,498,536	3,544,681	—	10,043,217
Total Common Stock	246,435,419	67,916,184	—	314,351,603

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2011
Exchange-Traded Funds	$42,813,072	$—	$—	$42,813,072
Preferred Stock	—	332,861	—	332,861
Purchased Options	—	213,970	—	213,970
Corporate Bonds/Notes	—	80,336,953	—	80,336,953
Collateralized Mortgage Obligations	—	35,859,673	—	35,859,673
Municipal Bonds	—	574,551	—	574,551
Other Bonds	—	26,887,682	6,921,475	33,809,157
Short-Term Investments	26,917,202	—	1,301,725	28,218,927
Asset-Backed Securities	—	15,611,520	1,245,464	16,856,984
U.S. Treasury Obligations	—	36,003,452	—	36,003,452
U.S. Government Agency Obligations	—	64,593,312	375,041	64,968,353
Total Investments, at value	$316,165,693	$328,330,158	$9,843,705	$654,339,556
Other Financial Instruments+:
Swaps	—	356,843	—	356,843
Futures	250,115	—	—	250,115
Forward Foreign Currency Contracts	—	1,744,050	—	1,744,050
Total Assets	$316,415,808	$330,431,051	$9,843,705	$672,386,564
Liabilities Table
Other Financial Instruments+:
Swaps	$—	$(754,026)	$—	$(754,026)
Futures	(185,638)	—	—	(185,638)
Written Options	—	(203,346)	—	(203,346)
Forward Foreign Currency Contracts	—	(2,955,146)	—	(2,955,146)
Total Liabilities	$(185,638)	$(3,912,518)	$—	$(4,098,156)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
U.S. Government Agency Obligations	$601,005	$7,885	$—	$536	$—	$10,934	$—	$(245,319)	$375,041
Asset-Backed Securities	1,221,819	1,567,538	(330,270)	1,427	4,381	2,388	—	(1,221,819)	1,245,464
Other Bonds	—	6,690,840	—	99	—	230,536	—	—	6,921,475
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$3,124,549	$8,266,263	$(330,270)	$2,062	$4,381	$243,858	$—	$(1,467,138)	$9,843,705
Other Financial Instruments+:
Swaps	15,041	—	(38,768)	—	38,768	(15,041)	—	—	—
Written options	—	—	—	—	—	—	—	—	—
Total Assets	$3,139,590	$8,266,263	$(369,038)	$2,062	$43,149	$228,817	$—	$(1,467,138)	$9,843,705
Liabilities Table
Other Financial Instruments+:
Swaps	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—
Written options	—	—	—	—	—	—	—	—	—
Total Liabilities	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $243,307.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Australian Dollar	1,308,960	Buy	07/01/11	$1,373,360	$1,403,922	$30,562
Citigroup, Inc.	EU Euro	10,329,468	Buy	07/01/11	14,579,940	14,979,361	399,421
Citigroup, Inc.	Norwegian Krone	2,144,038	Buy	07/15/11	398,000	397,026	(974)
Citigroup, Inc.	Swedish Krona	1,706,950	Buy	07/15/11	263,000	269,624	6,624
Citigroup, Inc.	Swedish Krona	1,990,573	Buy	07/15/11	315,000	314,424	(576)
Citigroup, Inc.	Taiwan New Dollar	29,456,460	Buy	08/12/11	1,026,000	1,026,010	10
Credit Suisse First Boston	Australian Dollar	172,036	Buy	07/01/11	182,000	184,517	2,517
Credit Suisse First Boston	Australian Dollar	918,352	Buy	07/29/11	983,000	981,252	(1,748)
Credit Suisse First Boston	Swiss Franc	1,164,258	Buy	07/15/11	1,383,000	1,384,908	1,908
Credit Suisse First Boston	EU Euro	1,768,023	Buy	07/01/11	2,518,000	2,563,912	45,912
Credit Suisse First Boston	EU Euro	1,794,735	Buy	07/01/11	2,516,000	2,602,650	86,650
Credit Suisse First Boston	EU Euro	504,640	Buy	07/01/11	727,000	731,807	4,807
Credit Suisse First Boston	EU Euro	1,710,091	Buy	07/29/11	2,482,000	2,477,818	(4,182)
Credit Suisse First Boston	British Pound	394,336	Buy	07/15/11	646,000	632,770	(13,230)
Credit Suisse First Boston	British Pound	693,784	Buy	07/15/11	1,111,000	1,113,278	2,278
Credit Suisse First Boston	Mexican Peso	5,747,507	Buy	07/01/11	484,000	490,883	6,883
Credit Suisse First Boston	Polish Zloty	3,610,422	Buy	08/12/11	1,313,000	1,310,292	(2,708)
Deutsche Bank AG	Australian Dollar	249,404	Buy	07/01/11	266,000	267,497	1,497
Deutsche Bank AG	Australian Dollar	459,516	Buy	07/01/11	488,000	492,852	4,852
Deutsche Bank AG	Australian Dollar	1,180,507	Buy	07/01/11	1,256,000	1,266,149	10,149
Deutsche Bank AG	Australian Dollar	546,880	Buy	07/01/11	585,000	586,554	1,554
Deutsche Bank AG	Brazilian Real	4,080,192	Buy	09/23/11	2,528,000	2,564,573	36,573
Deutsche Bank AG	Brazilian Real	1,671,824	Buy	09/23/11	1,012,000	1,050,812	38,812
Deutsche Bank AG	Canadian Dollar	1,017,995	Buy	07/29/11	1,054,000	1,054,726	726
Deutsche Bank AG	Swiss Franc	357,049	Buy	07/15/11	423,000	424,717	1,717
Deutsche Bank AG	Swiss Franc	1,733,709	Buy	07/15/11	2,067,000	2,062,282	(4,718)
Deutsche Bank AG	Danish Krone	2,787,869	Buy	07/15/11	540,213	541,828	1,615
Deutsche Bank AG	EU Euro	1,717,648	Buy	07/01/11	2,443,000	2,490,861	47,861
Deutsche Bank AG	EU Euro	3,491,980	Buy	07/01/11	4,985,000	5,063,922	78,922
Deutsche Bank AG	British Pound	594,155	Buy	07/15/11	967,611	953,410	(14,201)
Deutsche Bank AG	Indonesian Rupiah	8,758,188,000	Buy	08/12/11	1,008,079	1,014,295	6,216
Deutsche Bank AG	Indonesian Rupiah	8,674,373,000	Buy	08/12/11	1,009,000	1,004,588	(4,412)
Deutsche Bank AG	Indonesian Rupiah	8,431,800,000	Buy	10/21/11	975,000	965,129	(9,871)
Deutsche Bank AG	Japanese Yen	246,649,243	Buy	07/01/11	3,021,000	3,063,775	42,775
Deutsche Bank AG	Japanese Yen	127,885,819	Buy	07/01/11	1,562,426	1,588,545	26,119
Deutsche Bank AG	South Korean Won	191,394,500	Buy	08/12/11	178,000	178,775	775
Deutsche Bank AG	Mexican Peso	6,313,162	Buy	07/01/11	542,000	539,195	(2,805)
Deutsche Bank AG	Mexican Peso	11,733,577	Buy	07/01/11	996,000	1,002,142	6,142
Deutsche Bank AG	Norwegian Krone	11,892,316	Buy	07/15/11	2,201,000	2,202,179	1,179
Deutsche Bank AG	New Zealand Dollar	319,041	Buy	07/01/11	249,000	264,326	15,326
Deutsche Bank AG	New Zealand Dollar	1,539,541	Buy	07/01/11	1,246,000	1,275,511	29,511
Deutsche Bank AG	Peruvian Nuevo Sol	5,634,215	Buy	08/12/11	2,036,218	2,041,361	5,143
Deutsche Bank AG	Singapore Dollar	2,640,810	Buy	08/12/11	2,147,000	2,150,044	3,044
Deutsche Bank AG	South African Rand	11,088,092	Buy	08/26/11	1,567,000	1,625,734	58,734
Deutsche Bank AG	Japanese Yen	39,460,024	Buy	07/01/11	492,000	490,156	(1,844)
HSBC	Indian Rupee	97,947,325	Buy	08/26/11	2,161,000	2,167,301	6,301
HSBC	Indian Rupee	40,109,220	Buy	10/21/11	886,000	878,854	(7,146)
HSBC	Indian Rupee	87,089,310	Buy	10/21/11	1,924,200	1,908,258	(15,942)
HSBC	Japanese Yen	82,481,084	Buy	07/01/11	1,027,729	1,024,546	(3,183)
HSBC	Norwegian Krone	835,222	Buy	07/15/11	155,000	154,664	(336)
HSBC	Philippine Peso	86,916,280	Buy	08/12/11	2,039,044	1,997,792	(41,252)
HSBC	Philippine Peso	43,518,170	Buy	08/12/11	1,009,000	1,000,276	(8,724)
HSBC	Polish Zloty	2,703,400	Buy	08/12/11	1,000,000	981,116	(18,884)
HSBC	Polish Zloty	5,498,237	Buy	08/12/11	2,016,000	1,995,416	(20,584)
HSBC	Russian Ruble	28,280,000	Buy	08/12/11	1,010,000	1,008,161	(1,839)
JPMorgan Chase & Co.	Australian Dollar	226,472	Buy	07/01/11	241,000	242,902	1,902
JPMorgan Chase & Co.	Australian Dollar	913,528	Buy	07/01/11	976,000	979,802	3,802
JPMorgan Chase & Co.	Australian Dollar	685,232	Buy	07/01/11	732,000	734,944	2,944
JPMorgan Chase & Co.	Australian Dollar	489,839	Buy	07/29/11	520,000	523,389	3,389
JPMorgan Chase & Co.	Canadian Dollar	758,763	Buy	07/29/11	768,000	786,140	18,140
JPMorgan Chase & Co.	Canadian Dollar	629,721	Buy	07/29/11	640,000	652,442	12,442
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	191,086	Buy	07/15/11	$228,000	$227,301	$(699)
JPMorgan Chase & Co.	EU Euro	704,330	Buy	07/01/11	1,007,000	1,021,390	14,390
JPMorgan Chase & Co.	EU Euro	1,732,366	Buy	07/29/11	2,482,000	2,510,093	28,093
JPMorgan Chase & Co.	British Pound	320,867	Buy	07/15/11	517,000	514,878	(2,122)
JPMorgan Chase & Co.	British Pound	469,895	Buy	07/15/11	759,000	754,015	(4,985)
JPMorgan Chase & Co.	British Pound	557,339	Buy	07/15/11	905,000	894,332	(10,668)
JPMorgan Chase & Co.	British Pound	456,133	Buy	07/15/11	733,000	731,933	(1,067)
JPMorgan Chase & Co.	Japanese Yen	770,054,581	Buy	07/01/11	9,527,183	9,565,301	38,118
JPMorgan Chase & Co.	Japanese Yen	205,322,765	Buy	07/01/11	2,517,000	2,550,435	33,435
JPMorgan Chase & Co.	Japanese Yen	8,135,710	Buy	07/01/11	100,000	101,058	1,058
JPMorgan Chase & Co.	Japanese Yen	5,770,922	Buy	07/01/11	72,000	71,684	(316)
JPMorgan Chase & Co.	Japanese Yen	61,750,612	Buy	07/01/11	770,000	767,041	(2,959)
JPMorgan Chase & Co.	Japanese Yen	731,064,368	Buy	07/29/11	9,038,821	9,082,295	43,474
JPMorgan Chase & Co.	Mexican Peso	9,213,399	Buy	07/01/11	789,000	786,898	(2,102)
JPMorgan Chase & Co.	Mexican Peso	17,039,112	Buy	07/01/11	1,455,459	1,455,277	(182)
JPMorgan Chase & Co.	Mexican Peso	4,361,390	Buy	07/01/11	371,000	372,498	1,498
JPMorgan Chase & Co.	Mexican Peso	12,023,422	Buy	07/01/11	1,003,000	1,026,897	23,897
JPMorgan Chase & Co.	Mexican Peso	5,893,067	Buy	07/01/11	498,000	503,315	5,315
JPMorgan Chase & Co.	Mexican Peso	8,285,705	Buy	07/01/11	701,896	707,666	5,770
JPMorgan Chase & Co.	Swedish Krona	39,902,713	Buy	07/15/11	6,344,400	6,302,894	(41,506)
Morgan Stanley	Canadian Dollar	1,519,862	Buy	07/29/11	1,536,594	1,574,701	38,107
Morgan Stanley	Chilean Peso	474,765,000	Buy	08/12/11	1,021,000	1,010,324	(10,676)
Morgan Stanley	Chilean Peso	450,920,520	Buy	08/12/11	966,044	959,582	(6,462)
Morgan Stanley	Chilean Peso	508,340,250	Buy	08/12/11	1,081,000	1,081,774	774
Morgan Stanley	Chilean Peso	440,385,000	Buy	08/12/11	935,000	937,162	2,162
Morgan Stanley	Colombian Peso	1,832,740,000	Buy	08/12/11	1,007,000	1,034,268	27,268
Morgan Stanley	Colombian Peso	1,805,936,000	Buy	08/12/11	992,000	1,019,142	27,142
Morgan Stanley	EU Euro	1,798,604	Buy	07/01/11	2,518,000	2,608,259	90,259
Morgan Stanley	Indian Rupee	87,089,310	Buy	08/12/11	1,905,466	1,932,367	26,901
Morgan Stanley	South Korean Won	1,746,974,400	Buy	08/12/11	1,626,000	1,631,791	5,791
Morgan Stanley	South Korean Won	324,000,700	Buy	08/12/11	302,000	302,638	638
Morgan Stanley	South Korean Won	584,926,400	Buy	08/12/11	542,000	546,360	4,360
Morgan Stanley	South Korean Won	561,990,000	Buy	08/12/11	520,000	524,936	4,936
Morgan Stanley	South Korean Won	262,545,400	Buy	08/12/11	241,000	245,235	4,235
Morgan Stanley	South Korean Won	1,482,228,000	Buy	08/12/11	1,368,000	1,384,500	16,500
Morgan Stanley	South Korean Won	748,305,500	Buy	08/12/11	694,000	698,968	4,968
Morgan Stanley	South Korean Won	1,089,114,400	Buy	08/12/11	1,012,000	1,017,306	5,306
Morgan Stanley	Malaysian Ringgit	3,659,642	Buy	08/12/11	1,211,000	1,207,945	(3,055)
Morgan Stanley	Norwegian Krone	22,754,378	Buy	07/15/11	4,179,064	4,213,578	34,514
Morgan Stanley	New Zealand Dollar	2,414,018	Buy	07/01/11	1,954,000	2,000,015	46,015
Morgan Stanley	New Zealand Dollar	1,271,504	Buy	07/01/11	1,046,000	1,053,441	7,441
Morgan Stanley	Singapore Dollar	2,746,292	Buy	08/12/11	2,246,621	2,235,924	(10,697)
Morgan Stanley	Turkish Lira	2,938,170	Buy	07/29/11	1,789,821	1,800,352	10,531
Morgan Stanley	British Pound	421,398	Buy	07/15/11	682,000	676,195	(5,805)
UBS AG	Australian Dollar	536,147	Buy	07/01/11	568,000	575,043	7,043
							$1,333,213
Citigroup, Inc.	EU Euro	1,492,394	Sell	07/01/11	$2,106,500	$2,164,208	$(57,708)
Citigroup, Inc.	Taiwan New Dollar	76,548,960	Sell	08/12/11	2,703,000	2,666,307	36,693
Citigroup, Inc.	New Zealand Dollar	3,813,375	Sell	07/01/11	2,957,680	3,159,382	(201,702)
Citigroup, Inc.	EU Euro	1,778,402	Sell	07/01/11	2,518,000	2,578,964	(60,964)
Citigroup, Inc.	Swedish Krona	13,146,367	Sell	07/15/11	2,077,000	2,076,555	445
Citigroup, Inc.	Mexican Peso	8,864,932	Sell	07/01/11	745,182	757,136	(11,954)
Citigroup, Inc.	Australian Dollar	86,322	Sell	07/29/11	89,651	92,234	(2,583)
Credit Suisse First Boston	Indonesian Rupiah	8,758,188,000	Sell	08/12/11	1,007,267	1,014,294	(7,027)
Credit Suisse First Boston	EU Euro	1,395,000	Sell	07/01/11	2,019,000	2,022,970	(3,970)
Credit Suisse First Boston	EU Euro	1,774,009	Sell	07/01/11	2,508,000	2,572,594	(64,594)
Credit Suisse First Boston	EU Euro	1,752,755	Sell	07/01/11	2,489,000	2,541,772	(52,772)
Credit Suisse First Boston	British Pound	692,442	Sell	07/15/11	1,106,000	1,111,126	(5,126)
Credit Suisse First Boston	EU Euro	1,717,376	Sell	07/29/11	2,482,000	2,488,374	(6,374)
Credit Suisse First Boston	EU Euro	1,697,162	Sell	07/29/11	2,459,000	2,459,086	(86)
Deutsche Bank AG	South African Rand	15,831,114	Sell	08/26/11	2,235,402	2,321,155	(85,753)
Deutsche Bank AG	EU Euro	1,492,394	Sell	07/29/11	2,121,271	2,162,389	(41,118)
Deutsche Bank AG	Peruvian Nuevo Sol	5,634,215	Sell	08/12/11	1,976,571	2,041,361	(64,790)
Deutsche Bank AG	South African Rand	17,476,333	Sell	08/26/11	2,467,711	2,562,376	(94,665)
Deutsche Bank AG	EU Euro	1,791,029	Sell	07/01/11	2,527,000	2,597,275	(70,275)
Deutsche Bank AG	Japanese Yen	205,264,242	Sell	07/01/11	2,519,000	2,549,708	(30,708)
Deutsche Bank AG	EU Euro	1,776,095	Sell	07/01/11	2,519,000	2,575,618	(56,618)
Deutsche Bank AG	EU Euro	1,772,022	Sell	07/01/11	2,519,000	2,569,712	(50,712)
Deutsche Bank AG	Japanese Yen	248,009,297	Sell	07/01/11	3,021,000	3,080,670	(59,670)
Deutsche Bank AG	Mexican Peso	7,222,099	Sell	07/01/11	615,000	616,825	(1,825)
Deutsche Bank AG	EU Euro	1,799,568	Sell	07/01/11	2,539,000	2,609,658	(70,658)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EU Euro	1,751,502	Sell	07/01/11	$2,492,000	$2,539,955	$(47,955)
Deutsche Bank AG	New Zealand Dollar	205,846	Sell	07/01/11	168,000	170,543	(2,543)
Deutsche Bank AG	New Zealand Dollar	572,309	Sell	07/01/11	470,000	474,159	(4,159)
Deutsche Bank AG	EU Euro	1,237,596	Sell	07/01/11	1,777,000	1,794,710	(17,710)
Deutsche Bank AG	New Zealand Dollar	248,969	Sell	07/01/11	204,000	206,271	(2,271)
Deutsche Bank AG	New Zealand Dollar	292,917	Sell	07/01/11	239,000	242,682	(3,682)
Deutsche Bank AG	New Zealand Dollar	1,315,814	Sell	07/01/11	1,069,000	1,090,152	(21,152)
Deutsche Bank AG	Mexican Peso	11,187,344	Sell	07/01/11	944,000	955,489	(11,489)
Deutsche Bank AG	Australian Dollar	539,052	Sell	07/01/11	571,000	578,159	(7,159)
Deutsche Bank AG	Australian Dollar	535,503	Sell	07/01/11	564,000	574,352	(10,352)
Deutsche Bank AG	Norwegian Krone	4,855,402	Sell	07/15/11	885,000	899,107	(14,107)
Deutsche Bank AG	Swedish Krona	4,706,266	Sell	07/15/11	744,000	743,386	614
Deutsche Bank AG	Brazilian Real	12,339,215	Sell	07/15/11	7,715,867	7,877,666	(161,799)
Deutsche Bank AG	Australian Dollar	736,414	Sell	07/01/11	774,000	789,839	(15,839)
Deutsche Bank AG	Swiss Franc	520,104	Sell	07/15/11	612,000	618,674	(6,674)
Deutsche Bank AG	EU Euro	1,770,259	Sell	07/01/11	2,508,000	2,567,155	(59,155)
Deutsche Bank AG	Japanese Yen	13,062,060	Sell	07/01/11	162,000	162,252	(252)
Deutsche Bank AG	Swedish Krona	16,099,601	Sell	07/15/11	2,489,000	2,543,037	(54,037)
Deutsche Bank AG	Indonesian Rupiah	10,327,137,920	Sell	08/12/11	1,190,860	1,195,996	(5,136)
Deutsche Bank AG	EU Euro	1,013,090	Sell	07/29/11	1,439,994	1,467,906	(27,912)
Deutsche Bank AG	New Zealand Dollar	4,158,801	Sell	07/29/11	3,331,736	3,438,601	(106,865)
Deutsche Bank AG	EU Euro	1,735,066	Sell	07/29/11	2,487,000	2,514,005	(27,005)
Deutsche Bank AG	Brazilian Real	4,276,409	Sell	07/15/11	2,674,093	2,730,168	(56,075)
Deutsche Bank AG	Swiss Franc	231,756	Sell	07/15/11	274,000	275,679	(1,679)
Deutsche Bank AG	Australian Dollar	472,138	Sell	07/01/11	498,000	506,390	(8,390)
HSBC	Singapore Dollar	2,746,292	Sell	08/12/11	2,197,490	2,235,923	(38,433)
HSBC	Philippine Peso	86,916,280	Sell	08/12/11	1,990,343	1,997,792	(7,449)
HSBC	Czech Koruna	31,506,384	Sell	07/01/11	1,886,000	1,878,617	7,383
HSBC	South African Rand	5,937,528	Sell	08/26/11	861,342	870,559	(9,217)
HSBC	Czech Koruna	31,506,384	Sell	07/29/11	1,842,263	1,878,322	(36,059)
HSBC	Indian Rupee	87,089,310	Sell	08/12/11	1,941,358	1,932,366	8,992
Morgan Stanley	Mexican Peso	24,363,298	Sell	07/01/11	2,071,198	2,080,821	(9,623)
Morgan Stanley	Mexican Peso	24,363,298	Sell	07/29/11	2,045,823	2,075,424	(29,601)
JPMorgan Chase & Co.	EU Euro	1,771,039	Sell	07/01/11	2,518,000	2,568,287	(50,287)
JPMorgan Chase & Co.	Japanese Yen	197,920,637	Sell	07/01/11	2,417,000	2,458,489	(41,489)
JPMorgan Chase & Co.	Australian Dollar	476,904	Sell	07/01/11	504,000	511,502	(7,502)
JPMorgan Chase & Co.	EU Euro	1,767,011	Sell	07/01/11	2,503,000	2,562,446	(59,446)
JPMorgan Chase & Co.	Mexican Peso	7,396,417	Sell	07/01/11	631,000	631,713	(713)
JPMorgan Chase & Co.	Mexican Peso	4,658,664	Sell	07/01/11	399,000	397,887	1,113
JPMorgan Chase & Co.	EU Euro	669,123	Sell	07/01/11	981,000	970,334	10,666
JPMorgan Chase & Co.	Japanese Yen	18,366,213	Sell	07/01/11	230,000	228,138	1,862
JPMorgan Chase & Co.	Swiss Franc	2,018,504	Sell	07/15/11	2,398,791	2,401,051	(2,260)
JPMorgan Chase & Co.	Australian Dollar	656,143	Sell	07/01/11	695,000	703,745	(8,745)
JPMorgan Chase & Co.	British Pound	130,209	Sell	07/15/11	213,000	208,939	4,061
JPMorgan Chase & Co.	Japanese Yen	33,172,427	Sell	07/01/11	412,000	412,054	(54)
JPMorgan Chase & Co.	EU Euro	317,106	Sell	07/01/11	459,000	459,854	(854)
JPMorgan Chase & Co.	Japanese Yen	21,486,632	Sell	07/01/11	268,000	266,898	1,102
JPMorgan Chase & Co.	Mexican Peso	9,007,635	Sell	07/01/11	754,000	769,324	(15,324)
JPMorgan Chase & Co.	Japanese Yen	79,164,883	Sell	07/01/11	988,000	983,354	4,646
JPMorgan Chase & Co.	Mexican Peso	8,323,334	Sell	07/29/11	697,777	709,035	(11,258)
JPMorgan Chase & Co.	British Pound	453,808	Sell	07/15/11	725,000	728,202	(3,202)
JPMorgan Chase & Co.	British Pound	318,887	Sell	07/15/11	510,000	511,701	(1,701)
JPMorgan Chase & Co.	Japanese Yen	64,383,186	Sell	07/29/11	796,000	799,857	(3,857)
Morgan Stanley	South Korean Won	2,514,259,539	Sell	08/12/11	2,343,730	2,348,487	(4,757)
Morgan Stanley	Mexican Peso	51,414,476	Sell	07/01/11	4,370,901	4,391,209	(20,308)
Morgan Stanley	New Zealand Dollar	1,626,931	Sell	07/01/11	1,264,000	1,347,913	(83,913)
Morgan Stanley	New Zealand Dollar	1,626,742	Sell	07/01/11	1,264,000	1,347,757	(83,757)
Morgan Stanley	Indian Rupee	46,726,200	Sell	08/26/11	1,018,000	1,033,920	(15,920)
Morgan Stanley	Colombian Peso	36,065,040	Sell	08/12/11	19,675	20,352	(677)
Morgan Stanley	South Korean Won	1,840,144,500	Sell	08/12/11	1,674,000	1,718,818	(44,818)
Morgan Stanley	South Korean Won	1,227,351,800	Sell	08/12/11	1,124,000	1,146,429	(22,429)
Morgan Stanley	South African Rand	11,390,765	Sell	08/26/11	1,591,000	1,670,112	(79,112)
Morgan Stanley	South African Rand	5,822	Sell	08/26/11	818	854	(36)
Morgan Stanley	South Korean Won	192,720,000	Sell	08/12/11	176,000	180,013	(4,013)
Morgan Stanley	South Korean Won	594,306,000	Sell	08/12/11	548,000	555,122	(7,122)
Morgan Stanley	Turkish Lira	2,934,754	Sell	07/01/11	1,859,028	1,808,228	50,800
Morgan Stanley	South Korean Won	861,396,250	Sell	08/12/11	793,000	804,602	(11,602)
Morgan Stanley	South Korean Won	218,130,000	Sell	08/12/11	200,000	203,748	(3,748)
Morgan Stanley	Norwegian Krone	10,703,551	Sell	07/15/11	1,934,000	1,982,047	(48,047)
Morgan Stanley	Australian Dollar	1,895,214	Sell	07/01/11	1,991,000	2,032,706	(41,706)
Morgan Stanley	Turkish Lira	2,934,754	Sell	07/29/11	1,781,176	1,798,259	(17,083)
Morgan Stanley	Mexican Peso	19,141,225	Sell	07/29/11	1,607,318	1,630,575	(23,257)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	South Korean Won	574,430,000	Sell	08/12/11	$527,000	$536,556	$(9,556)
Morgan Stanley	South Korean Won	777,920,000	Sell	08/12/11	715,000	726,629	(11,629)
UBS AG	Australian Dollar	1,053,635	Sell	07/01/11	1,103,000	1,130,073	(27,073)
							$(2,544,309)

ING Balanced Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Schatz	132	09/08/11	$20,588,271	$22,943
Euro-Bund	89	09/08/11	16,194,959	10,759
U.S. Treasury 5-Year Note	76	09/30/11	9,058,844	(11,487)
U.S. Treasury Ultra Long Bond	47	09/21/11	5,933,750	(112,524)
Long Gilt	36	09/28/11	6,942,077	19,740
S&P 500 E-Mini	30	09/16/11	1,973,250	12,845
Short Gilt	15	09/28/11	2,587,269	6,545
Canada 10-Year Bond	13	09/21/11	1,671,284	2,568
U.S. Treasury Long Bond	13	09/21/11	1,599,406	(19,533)
Australia 10-Year Bond	8	09/15/11	910,010	1,746
Japanese Government Bonds 10-Year Mini	7	09/07/11	1,227,054	3,116
Japan 10-Year Bond (TSE)	5	09/08/11	8,759,704	17,256
			$77,445,878	$(46,026)
Short Contracts
Australia 3-Year Bond	4	09/15/11	$443,487	$(1,208)
Medium Gilt	24	09/28/11	4,452,020	(27,178)
U.S. Treasury 5-Year Note	31	09/30/11	3,695,055	8,844
U.S. Treasury Long Bond	40	09/21/11	4,921,250	60,002
U.S. Treasury 2-Year Note	49	09/30/11	10,747,844	(3,014)
Euro-Bobl 5-Year	71	09/08/11	12,003,219	(10,694)
U.S. Treasury 10-Year Note	224	09/21/11	27,401,501	83,751
			$63,664,376	$110,503

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$20,315	$40,986	$(20,671)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	10,015	21,052	(11,037)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	68,601	75,318	(6,717)
							$98,931	$137,356	$(38,425)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	284,000	$(45,409)	$(51,836)	$6,427
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	139,000	(22,224)	(23,256)	1,032
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	241,000	(38,534)	(39,812)	1,278
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	480,000	(76,747)	(39,793)	(36,954)
								$(182,914)	$(154,697)	$(28,217)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.725% Counterparty: Deutsche Bank AG	06/30/13	CAD	16,851,000	$2,922	$—	$2,922
Receive a fixed rate equal to 3.335% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/30/21	CAD	4,212,000	(18,589)	—	(18,589)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.670% Counterparty: Morgan Stanley	06/29/13	CAD	11,000,000	16,443	—	16,443
Receive a fixed rate equal to 3.320% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	06/29/21	CAD	3,000,000	(23,072)	—	(23,072)
Receive a fixed rate equal to 1.158% and pay a floating rate based on the 3-month GBP-LIBOR-BBA Counterparty: Citigroup, Inc.	08/01/12	GBP	15,000,000	44,611	—	44,611
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	2,700,000,000	786	—	786
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	5,353,100,000	6,811	—	6,811
Receive a fixed rate equal to 5.270% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/20/12	MXN	294,900,000	42,546	—	42,546
Receive a fixed rate equal to 5.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/17/12	MXN	294,900,000	89,173	—	89,173
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(216,809)	—	(216,809)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.870% Counterparty: Credit Suisse First Boston	12/24/17	USD	5,000,000	(107,789)	—	(107,789)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	9,000,000	(204,853)	—	(204,853)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.015% Counterparty: Morgan Stanley	05/20/41	USD	2,000,000	18,051	—	18,051
				$(349,769)	$—	$(349,769)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING Balanced Portfolio Cross-Currency Swap Agreements Outstanding on June 30, 2011:

Counterparty	Notional Amount on Fixed Rate (Currency Received)		Notional Amount on Floating Rate (Currency Delivered)		Floating Rate	Fixed Rate	Termination Date	Fair Value	Upfront Payment Paid (Received)	Unrealized Appreciation
Credit Suisse First Boston	IDR	17,691,000,000	USD	2,063,572	6-month USD-LIBOR-BBA	7.80%	05/27/16	$36,569	$—	$36,569
								$36,569	$—	$36,569

ING Balanced Portfolio Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
5,000,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.50	USD	08/05/11	$13,267	$(14,473)
5,000,000	Morgan Stanley	USD vs EUR Currency Put Option	1.46	USD	07/18/11	19,800	(38,939)
1,500,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	5,670	(7,300)
1,500,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	5,745	(7,300)
5,000,000	Morgan Stanley	USD vs TWD Currency Put Option	28.35	USD	08/25/11	18,400	(24,334)
					Total Written OTC Options	$62,882	$(92,346)

ING Balanced Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	16,269,000	$56,941	$(111,000)
								$56,941	$(111,000)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$194,226
Interest rate contracts	Investments in securities at value*	19,744
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,744,050
Credit contracts	Upfront payments paid on swap agreements	137,356
Credit contracts	Unrealized appreciation on swap agreements	8,737
Interest rate contracts	Unrealized appreciation on swap agreements	221,343
Foreign exchange contracts	Unrealized appreciation on swap agreements	36,569
Equity contracts	Net Assets — Unrealized appreciation**	12,845
Interest rate contracts	Net Assets — Unrealized appreciation**	237,270
Total Asset Derivatives		$2,612,140
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,955,146
Credit contracts	Upfront payments received on swap agreements	154,697
Credit contracts	Unrealized depreciation on swap agreements	75,379
Interest rate contracts	Unrealized depreciation on swap agreements	571,112
Interest rate contracts	Net Assets — Unrealized depreciation**	185,638
Foreign exchange contracts	Written options, at fair value	92,346
Interest rate contracts	Written options, at fair value	111,000
Total Liability Derivatives		$4,145,318

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(70,966)	$—	$(70,966)
Equity contracts	—	—	(38,081)	—	—	(38,081)
Foreign exchange contracts	(1,493,204)	448,114	—	—	1,238,059	192,969
Interest rate contracts	(24,718)	—	(213,291)	29,997	22,611	(185,401)
Total	$(1,517,922)	$448,114	$(251,372)	$(40,969)	$1,260,670	$(101,479)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$239,538	$—	$239,538
Foreign exchange contracts	37,765	(1,203,213)	—	43,950	(228,611)	(1,350,109)
Interest rate contracts	(37,197)	—	—	(72,587)	(54,059)	(163,843)
Total	$568	$(1,203,213)	$—	$210,901	$(282,670)	$(1,274,414)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	17.3%
Financials	13.9%
Health Care	12.4%
Energy	11.9%
Industrials	10.6%
Consumer Discretionary	10.6%
Consumer Staples	10.3%
Telecommunication Services	3.7%
Materials	3.4%
Utilities	3.2%
Other Assets and Liabilities - Net*	2.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Consumer Discretionary: 10.6%
3,823,700		Comcast Corp. - Class A	$96,892,558	2.4
1,052,371		DIRECTV	53,481,494	1.3
2,503,500		International Game Technology	44,011,530	1.1
1,798,032		Macy's, Inc.	52,574,456	1.3
1,415,200	L	Urban Outfitters, Inc.	39,837,880	1.0
1,550,500		Wyndham Worldwide Corp.	52,174,325	1.3
3,605,471		Other Securities	91,526,092	2.2
			430,498,335	10.6
	Consumer Staples: 10.3%
1,986,100		Coca-Cola Enterprises, Inc.	57,954,398	1.4
353,400		Lorillard, Inc.	38,474,658	0.9
1,407,482		PepsiCo, Inc.	99,128,957	2.4
1,634,892		Procter & Gamble Co.	103,930,085	2.6
1,772,600		Wal-Mart Stores, Inc.	94,195,964	2.3
724,600		Other Securities	26,969,612	0.7
			420,653,674	10.3
	Energy: 11.9%
2,141,300		Arch Coal, Inc.	57,087,058	1.4
1,365,000		ConocoPhillips	102,634,350	2.5
2,224,515		ExxonMobil Corp.	181,031,031	4.5
776,615		National Oilwell Varco, Inc.	60,739,059	1.5
1,294,000		Suncor Energy, Inc.	50,595,400	1.2
600,300		Other Securities	33,316,650	0.8
			485,403,548	11.9

Shares			Value	Percentage of Net Assets
	Financials: 13.9%
2,396,673		Blackstone Group LP	$39,688,905	1.0
1,738,870		Citigroup, Inc.	72,406,547	1.8
4,131,100		Fifth Third Bancorp.	52,671,525	1.3
363,000		Goldman Sachs Group, Inc.	48,311,670	1.2
2,474,760		JPMorgan Chase & Co.	101,316,674	2.5
943,100		Prudential Financial, Inc.	59,971,729	1.5
2,902,900		Wells Fargo & Co.	81,455,374	2.0
1,948,300		XL Group PLC	42,823,634	1.0
1,525,185		Other Securities	65,615,238	1.6
			564,261,296	13.9
	Health Care: 12.4%
941,277		Covidien PLC	50,104,175	1.2
1,069,900		Express Scripts, Inc.	57,753,202	1.4
1,518,600		Johnson & Johnson	101,017,272	2.5
1,555,515		Mylan Laboratories	38,374,555	0.9
5,832,617		Pfizer, Inc.	120,151,910	3.0
1,061,900		St. Jude Medical, Inc.	50,631,392	1.3
1,003,862		Teva Pharmaceutical Industries Ltd. ADR	48,406,225	1.2
807,078		Other Securities	36,657,483	0.9
			503,096,214	12.4
	Industrials: 10.6%
851,800		Boeing Co.	62,973,574	1.5
717,900		Cooper Industries PLC	42,837,093	1.0
812,100		Dover Corp.	55,060,380	1.4
547,100		General Dynamics Corp.	40,769,892	1.0
488,980		Union Pacific Corp.	51,049,512	1.3
4,161,889		Other Securities	180,274,561	4.4
			432,965,012	10.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology: 17.3%
1,606,900		Adobe Systems, Inc.	$50,537,005	1.2
412,107		Apple, Inc.	138,331,957	3.4
231,500		Google, Inc. - Class A	117,226,970	2.9
4,631,200		Intel Corp.	102,627,392	2.5
2,614,700		Jabil Circuit, Inc.	52,816,940	1.3
3,543,000		Marvell Technology Group Ltd.	52,312,395	1.3
2,243,500		Oracle Corp.	73,833,585	1.8
2,084,017		Qualcomm, Inc.	118,351,325	2.9
			706,037,569	17.3
	Materials: 3.4%
713,300		EI Du Pont de Nemours & Co.	38,553,865	0.9
950,600		Monsanto Co.	68,956,524	1.7
1,107,600		Other Securities	31,001,724	0.8
			138,512,113	3.4
	Telecommunication Services: 3.7%
2,552,600		AT&T, Inc.	80,177,166	2.0
1,751,900		CenturyTel, Inc.	70,829,317	1.7
			151,006,483	3.7
	Utilities: 3.2%
1,008,400		DTE Energy Co.	50,440,168	1.2
1,195,400		Exelon Corp.	51,210,936	1.3
1,943,800		Other Securities	29,837,330	0.7
			131,488,434	3.2
		Total Common Stock ( Cost $3,490,714,864 )	3,963,922,678	97.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: %
	Energy: –%
10,000,000		Other Securities	$—	—
	Utilities: –%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes ( Cost $— )	—	—
		Total Long-Term Investments ( Cost $3,490,714,864 )	3,963,922,678	97.3
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 1.2%
48,697,820		BNY Mellon Overnight Government Fund (1)	48,697,820	1.2

Principal Amount†			Value	Percentage of Net Assets
822,936	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	$658,349	0.0
		Total Securities Lending Collateral ( Cost $49,520,756 )	49,356,169	1.2
	Mutual Funds: 2.7%
108,048,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $108,048,000 )	108,048,000	2.7
		Total Short-Term Investments ( Cost $157,568,756 )	157,404,169	3.9
		Total Investments in Securities ( Cost $3,648,283,620 )*	$4,121,326,847	101.2
		Liabilities in Excess of Other Assets	(47,818,946)	(1.2)
		Net Assets	$4,073,507,901	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $3,685,369,819.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$541,301,999
Gross Unrealized Depreciation	(105,344,971)
Net Unrealized Appreciation	$435,957,028

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$3,963,922,678	$—	$—	$3,963,922,678
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	156,745,820	—	658,349	157,404,169
Total Investments, at value	$4,120,668,498	$—	$658,349	$4,121,326,847

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349
Total Investments, at value	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(634,551)
Total	$(634,551)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	21.5%
Information Technology	17.2%
Industrials	16.8%
Consumer Discretionary	11.9%
Health Care	11.0%
Energy	6.1%
Materials	5.8%
Utilities	4.2%
Consumer Staples	1.8%
Telecommunication Services	1.6%
Other Assets and Liabilities - Net*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Consumer Discretionary: 11.9%
132,379		Arbitron, Inc.	$5,471,223	0.8
177,200		Ascena Retail Group, Inc.	6,033,660	0.9
167,757	L	Life Time Fitness, Inc.	6,695,182	1.0
531,900		Ruby Tuesday, Inc.	5,733,882	0.9
3,469,234		Other Securities	56,212,618	8.3
			80,146,565	11.9
	Consumer Staples: 1.8%
469,750		Other Securities	12,163,370	1.8
		Energy: 6.1%
157,700		Bill Barrett Corp.	7,309,395	1.1
167,115	@	Carrizo Oil & Gas, Inc.	6,977,051	1.0
85,500		Dril-Quip, Inc.	5,799,465	0.8
350,600		McMoRan Exploration Co.	6,479,088	1.0
96,900		Unit Corp.	5,904,117	0.9
320,600		Other Securities	8,652,255	1.3
			41,121,371	6.1
	Financials: 19.7%
128,620	L	Cash America International, Inc.	7,443,239	1.1
115,800		Entertainment Properties Trust	5,407,860	0.8
320,254		FirstMerit Corp.	5,287,393	0.8
199,400		Hatteras Financial Corp.	5,629,062	0.8
209,700		LaSalle Hotel Properties	5,523,498	0.8
219,572	L	National Retail Properties, Inc.	5,381,710	0.8
94,118		ProAssurance Corp.	6,588,260	1.0
272,800		Starwood Property Trust, Inc.	5,595,128	0.8

Shares			Value	Percentage of Net Assets
112,700		SVB Financial Group	$6,729,317	1.0
4,020,707		Other Securities	79,268,630	11.8
			132,854,097	19.7
	Health Care: 11.0%
294,306	@	Healthsouth Corp.	7,725,533	1.1
192,300		Owens & Minor, Inc.	6,632,427	1.0
117,400		Universal Health Services, Inc.	6,049,622	0.9
1,985,050		Other Securities	54,070,553	8.0
			74,478,135	11.0
	Industrials: 16.8%
227,585		Actuant Corp.	6,106,106	0.9
114,424		Acuity Brands, Inc.	6,382,571	1.0
88,911	@	Atlas Air Worldwide Holdings, Inc.	5,291,094	0.8
253,400		Barnes Group, Inc.	6,286,854	0.9
175,100		Brady Corp.	5,613,706	0.8
346,700	L	Heartland Express, Inc.	5,741,352	0.9
140,496		HUB Group, Inc.	5,291,079	0.8
97,742		Kirby Corp.	5,539,039	0.8
81,700		Regal-Beloit Corp.	5,455,109	0.8
102,700		Toro Co.	6,213,350	0.9
169,539		Waste Connections, Inc.	5,379,472	0.8
93,800		Watsco, Inc.	6,377,462	1.0
194,100	L	Watts Water Technologies, Inc.	6,873,081	1.0
1,553,927		Other Securities	36,681,824	5.4
			113,232,099	16.8
	Information Technology: 17.2%
372,600		Advanced Energy Industries, Inc.	5,510,754	0.8
111,609		Ansys, Inc.	6,101,664	0.9
129,900		Concur Technologies, Inc.	6,504,093	1.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology (continued)
192,231		Digital River, Inc.	$6,182,149	0.9
280,400		Parametric Technology Corp.	6,429,572	1.0
84,637		Polycom, Inc.	5,442,159	0.8
223,300		Progress Software Corp.	5,388,229	0.8
245,000		Quest Software, Inc.	5,568,850	0.8
179,859	@	SuccessFactors, Inc.	5,287,855	0.8
2,583,509		Other Securities	63,216,334	9.4
			115,631,659	17.2
	Materials: 5.8%
275,000		HB Fuller Co.	6,715,500	1.0
86,848		Minerals Technologies, Inc.	5,757,154	0.8
256,290		Worthington Industries	5,920,299	0.9
1,265,520		Other Securities	20,905,389	3.1
			39,298,342	5.8
	Telecommunication Services: 1.6%
590,593		Other Securities	10,623,557	1.6
	Utilities: 4.2%
213,200		Cleco Corp.	7,430,020	1.1
180,897		El Paso Electric Co.	5,842,973	0.8
291,800		Portland General Electric Co.	7,376,704	1.1
202,500		Other Securities	7,927,545	1.2
			28,577,242	4.2
		Total Common Stock ( Cost $539,374,272 )	648,126,437	96.1
EXCHANGE-TRADED FUNDS: 1.7%
	Financials: 1.7%
122,465		iShares Russell 2000 Index Fund	10,140,102	1.5
22,184		Other Securities	1,628,528	0.2
		Total Exchange- Traded Funds ( Cost $11,447,776 )	11,768,630	1.7
		Total Long-Term Investments ( Cost $550,822,048 )	659,895,067	97.8
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateralcc: 5.2%
33,438,458		BNY Mellon Overnight Government Fund (1)	33,438,458	5.0
2,114,770	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,691,816	0.2
		Total Securities Lending Collateral ( Cost $35,553,228 )	35,130,274	5.2

Shares			Value	Percentage of Net Assets
	Mutual Funds: 2.6%
17,095,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $17,095,000 )	$17,095,000	2.6
		Total Short-Term Investments ( Cost $52,648,228 )	52,225,274	7.8
		Total Investments in Securities ( Cost $603,470,276 )*	$712,120,341	105.6
		Liabilities in Excess of Other Assets	(37,676,240)	(5.6)
		Net Assets	$674,444,101	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $617,458,344.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$124,468,485
Gross Unrealized Depreciation	(29,806,488)
Net Unrealized Appreciation	$94,661,997

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$648,126,437	$—	$—	$648,126,437
Exchange-Traded Funds	11,768,630	—	—	11,768,630
Short-Term Investments	50,533,458	—	1,691,816	52,225,274
Total Investments, at value	$710,428,525	$—	$1,691,816	$712,120,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816
Total Investments, at value	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Corporate Bonds/Notes	34.3%
U.S. Government Agency Obligations	34.0%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Obligations	12.8%
Asset-Backed Securities	8.5%
Foreign Government Bonds	6.9%
Preferred Stock	0.2%
Municipal Bonds	0.2%
Foreign Government Bonds	0.0%
Purchased Options	0.0%
Other Assets and Liabilities - Net*	(11.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.3%
	Consumer Discretionary: 4.6%
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	$9,787,962	0.4
7,691,000	#	NBC Universal, Inc., 2.875%, 04/01/16	7,711,804	0.3
2,831,000	#	NBC Universal, Inc., 5.150%, 04/30/20	2,994,567	0.1
3,134,000	#	News America, Inc., 4.500%, 02/15/21	3,098,949	0.1
6,306,000	S	News America, Inc., 6.150%-6.650%, 03/01/37-11/15/37	6,666,372	0.3
895,000	#	QVC, Inc., 7.375%, 10/15/20	946,462	0.1
2,660,000	#,S	QVC, Inc., 7.500%, 10/01/19	2,832,900	0.1
2,655,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	2,721,375	0.1
73,728,000		Other Securities	76,985,224	3.1
			113,745,615	4.6
	Consumer Staples: 1.1%
5,496,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	5,633,400	0.3
17,838,000		Other Securities	20,130,228	0.8
			25,763,628	1.1
	Energy: 5.6%
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	2,389,442	0.1
1,755,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	1,743,445	0.1
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	1,979,198	0.1

Principal Amount†			Value	Percentage of Net Assets
4,150,000	#	ENN Energy Holdings Ltd, 6.000%, 05/13/21	$4,085,127	0.2
1,240,000	#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	1,299,272	0.0
5,864,000	#	Gold Fields Ltd., 4.875%, 10/07/20	5,560,638	0.2
2,300,000	#	Kazatomprom, 6.250%, 05/20/15	2,484,000	0.1
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	3,511,714	0.1
5,440,000	#	Lukoil International Finance BV, 6.125%, 11/09/20	5,637,200	0.2
4,625,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	4,796,056	0.2
1,600,000	#	Mega Advance Investments Ltd, 5.000%, 05/12/21	1,583,710	0.1
2,400,000	#	Mega Advance Investments Ltd, 6.375%, 05/12/41	2,311,896	0.1
1,754,000	#	Novatek Finance Ltd., 6.604%, 02/03/21	1,841,700	0.1
3,973,000	#	Novatek Finance Ltd, 5.326%, 02/03/16	4,112,055	0.2
1,022,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,083,320	0.0
1,615,000	#	Pertamina Persero PT, 6.500%, 05/27/41	1,606,925	0.1
2,530,000	#	Reliance Holdings USA, Inc., 6.250%, 10/19/40	2,341,588	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Energy (continued)
	8,813,000	S	Weatherford International Ltd. Bermuda, 5.125%-6.750%, 09/15/20-09/15/40	$9,172,977	0.4
	80,556,000		Other Securities (a)	79,145,749	3.2
				136,686,012	5.6
		Financials: 10.7%
	2,900,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	2,940,020	0.1
	1,980,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	1,895,850	0.1
	9,850,000	#	Banco do Brasil SA, 5.875%, 01/26/22	9,790,900	0.4
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	6,062,839	0.2
	13,186,000	S	Bank of America Corp., 5.420%-8.000%, 03/15/17-12/29/49	13,655,071	0.6
	5,289,000	#	Barclays Bank PLC, 5.926%, 09/29/49	4,945,215	0.2
	3,234,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,428,680	0.1
	5,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	7,026,871	0.3
	9,707,000	S	General Electric Capital Corp., 5.300%-5.875%, 02/11/21-01/14/38	10,051,514	0.4
	4,445,000	S	Goldman Sachs Group, Inc., 5.375%, 03/15/20	4,598,055	0.2
	8,271,000	S	Goldman Sachs Group, Inc., 6.250%, 09/01/17	9,138,016	0.4
	9,635,000	S	Hartford Financial Services Group, Inc., 5.500%-6.625%, 01/15/19-03/30/40	10,082,238	0.4
	5,805,000	#	HSBC Finance Corp., 6.676%, 01/15/21	5,966,460	0.2
	3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	3,192,978	0.1

Principal Amount†			Value	Percentage of Net Assets
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	$3,795,345	0.2
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,694,775	0.2
10,835,000	S	International Lease Finance Corp., 5.750%-6.625%, 11/15/13-05/15/19	10,804,102	0.4
5,863,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	5,539,802	0.2
3,800,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	3,649,900	0.2
10,688,000	S	Morgan Stanley, 5.750%, 01/25/21	10,834,169	0.4
5,301,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	6,990,657	0.3
183,460	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	183,748	0.0
7,611,000	S	Protective Life Corp., 8.450%, 10/15/39	8,410,947	0.3
3,726,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	3,968,190	0.2
113,725,000		Other Securities (a)	112,566,071	4.6
			263,212,413	10.7
	Health Care: 0.5%
3,295,000	#	Hypermarcas SA, 6.500%, 04/20/21	3,307,356	0.1
11,729,000		Other Securities	9,583,029	0.4
			12,890,385	0.5
	Industrials: 1.8%
2,835,000	#	Bombardier, Inc., 7.500%, 03/15/18	3,189,375	0.1
810,000	#	Bombardier, Inc., 7.750%, 03/15/20	915,300	0.1
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,592,625	0.1
2,398,000	#	Cemex SAB de CV, 9.000%, 01/11/18	2,451,955	0.1
3,442,000	#	Chevron Phillips Chemical Co. LLC 8.250%, 06/15/19	4,273,928	0.2
3,270,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	3,236,005	0.1
23,874,000		Other Securities	25,753,516	1.1
			43,412,704	1.8
	Information Technology: 1.0%
24,335,000		Other Securities	25,439,436	1.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Materials: 2.5%
14,038,000	S	ArcelorMittal, 5.250%-9.850%, 06/01/18-08/05/20	$15,760,875	0.6
4,879,000	#,S	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	5,336,650	0.2
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,618,267	0.1
3,755,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	3,834,794	0.2
2,109,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	2,117,512	0.1
3,590,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	3,827,852	0.2
26,130,000		Other Securities	27,870,776	1.1
			60,366,726	2.5
	Telecommunication Services: 2.4%
8,610,000	S	American Tower Corp., 4.500%, 01/15/18	8,618,050	0.4
3,374,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	3,306,520	0.1
5,793,000	S	Telefonica Emisiones SAU, 3.992%, 02/16/16	5,865,888	0.2
3,582,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	3,601,089	0.1
1,906,000	#,S	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, 6.493%, 02/02/16	1,972,710	0.1
1,601,000	#	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, 7.748%, 02/02/21	1,657,035	0.1
3,100,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	3,118,600	0.1
29,985,000		Other Securities	31,452,223	1.3
			59,592,115	2.4
	Utilities: 4.1%
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	3,776,808	0.2
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	4,100,228	0.2
6,479,000	#	EDP Finance BV, 6.000%, 02/02/18	6,002,657	0.2

Principal Amount†			Value	Percentage of Net Assets
5,418,000	#	Enel Finance International S.A., 6.000%, 10/07/39	$4,911,368	0.2
3,176,000	#	Enel Finance International S.A., 6.250%, 09/15/17	3,510,744	0.1
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	10,706,318	0.4
447,181	#	Juniper Generation, LLC, 6.790%, 12/31/14	376,745	0.0
7,403,000	S	Oncor Electric Delivery Co., 6.800%-7.500%, 09/01/18-09/01/38	8,963,638	0.4
55,260,000		Other Securities	58,907,226	2.4
			101,255,732	4.1
		Total Corporate Bonds/Notes ( Cost $807,624,075 )	842,364,766	34.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.3%
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,819,163	0.4
79,567,842	#,^	Banc of America Commercial Mortgage, Inc., 0.241%, 10/10/45	849,498	0.0
107,956,427	^,S	Banc of America Commercial Mortgage, Inc., 0.308%-5.802%, 07/10/43-06/10/49	25,458,880	1.1
9,261,704		Banc of America Funding Corp., 5.500%-5.750%, 02/25/35-11/25/35	9,124,254	0.4
2,730,658	#	Banc of America Large Loan, Inc., 5.912%, 10/10/45	2,728,832	0.1
3,060,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	3,044,472	0.1
2,269,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	2,188,976	0.1
13,429,071		Bear Stearns Commercial Mortgage Securities, 4.556%-8.586%, 10/15/32-09/11/42	13,768,944	0.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
8,596,115		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.560%, 10/15/48	$8,673,910	0.4
4,115,850	#,^	Commercial Mortgage Asset Trust, 0.991%, 01/17/32	66,512	0.0
—	#,^	Credit Suisse First Boston Mortgage Securities Corp., 0.194%, 02/15/38	—	—
12,160,712		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	12,294,130	0.5
390,793,926	#,^	Credit Suisse Mortgage Capital Certificates, 0.126%, 09/15/40	2,447,972	0.1
23,289,669	#,^	DBUBS Mortgage Trust, 1.438%, 07/10/44	1,813,639	0.1
2,370,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	2,364,002	0.1
4,010,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	3,424,208	0.1
10,932,417	S	Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	11,826,860	0.5
7,268,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	7,810,599	0.3
591,099,819	#,^	Greenwich Capital Commercial Funding Corp., 0.178%, 04/10/37	1,743,212	0.1
302,911,360	#,^	Greenwich Capital Commercial Funding Corp., 0.495%, 03/10/39	3,938,787	0.1
27,678,105	#,^,S	GS Mortgage Securities Corp. II, 1.342%, 03/10/44	1,643,999	0.1
5,209,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	5,649,837	0.2
3,662,575		GS Mortgage Securities Corp. II, 4.607%-5.479%, 07/10/39-11/10/39	3,702,890	0.1
2,060,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	1,750,237	0.1

Principal Amount†			Value	Percentage of Net Assets
12,531,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%-6.288%, 01/15/42-02/12/51	$12,271,299	0.5
740,558,128	^,S	JPMorgan Chase Commercial Mortgage Securities Corp., 0.149%, 02/15/51	4,321,527	0.2
8,557,008	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.187%, 02/15/51	9,112,229	0.3
2,000,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 6.248%, 03/12/39	2,038,771	0.1
11,682,202	S	JPMorgan Mortgage Trust, 4.692%-5.359%, 07/25/35	11,045,864	0.4
125,186,971	#,^	LB-UBS Commercial Mortgage Trust, 0.256%, 09/15/39	2,293,225	0.1
44,769,907	#,^	LB-UBS Commercial Mortgage Trust, 0.403%, 11/15/38	699,046	0.0
190,692,078	#,^	LB-UBS Commercial Mortgage Trust, 0.909%, 11/15/38	4,627,620	0.2
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,270,758	0.1
93,178,058	^,S	LB-UBS Commercial Mortgage Trust, 0.343%-6.760%, 12/15/32-09/15/45	30,560,229	1.2
161,031,086	#,^	Merrill Lynch Mortgage Trust, 0.680%, 02/12/51	3,048,641	0.1
10,349,895		Morgan Stanley Capital I, 5.776%, 04/12/49	10,517,554	0.4
1,402,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	1,279,022	0.1
8,295,190		Morgan Stanley Capital I, 0.439%-5.242%, 01/14/42-04/12/49	7,874,166	0.3
909,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, 11/15/36	404,275	0.0
3,840,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	4,097,347	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
49,390,786	#,^	RBSCF Trust, 1.141%, 04/15/24	$1,620,018	0.0
6,236,000	#	RBSCF Trust, 5.420%, 01/19/49	6,546,215	0.3
4,847,000	#	Vornado DP LLC, 5.280%, 09/13/28	4,607,707	0.2
4,940,000	#	Vornado DP LLC, 6.356%, 09/13/28	4,663,595	0.2
9,870,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	10,407,007	0.4
4,550,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	4,652,201	0.2
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	675,440	0.1
3,125,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,105,995	0.1
8,859,007		Wachovia Bank Commercial Mortgage Trust, 5.246%-5.500%, 12/15/43-11/15/48	8,191,229	0.3
9,119,324	S	Wells Fargo Mortgage Backed Securities Trust, 2.783%, 06/25/35	8,539,418	0.4
7,506,870	S	Wells Fargo Mortgage Backed Securities Trust, 5.000%-5.079%, 05/25/35-11/25/36	7,541,324	0.3
5,220,018	#	Wells Fargo Mortgage-Backed Securities Trust, 5.254%, 06/26/35	5,160,609	0.2
3,941,820	S	Wells Fargo Mortgage-Backed Securities Trust, 4.864%-5.000%, 12/25/33-08/25/34	3,975,070	0.2
42,787,571		Other Securities	39,992,744	1.6
		Total Collateralized Mortgage Obligations ( Cost $351,381,370 )	350,273,958	14.3
MUNICIPAL BONDS: 0.2%
	Louisiana: 0.2%
3,515,000		Other Securities	3,512,258	0.2
		Total Municipal Bonds ( Cost $3,514,050 )	3,512,258	0.2

Principal Amount†				Value	Percentage of Net Assets
OTHER BONDS: 6.9%
		Foreign Government Bonds: 6.9%
BRL	119,061,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	$69,041,991	2.8
BRL	6,642,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,710,606	0.2
	5,501,000	#	Eskom Holdings Ltd, 5.750%, 01/26/21	5,721,040	0.2
MXN	441,400,000		Mexican Bonos, 6.500%, 06/10/21	36,421,673	1.5
	7,312,000	S	Nexen, Inc., 7.500%, 07/30/39	8,204,393	0.3
ZAR	126,438,454		South Africa Government Bond, 2.750%, 01/31/22	19,056,084	0.8
ZAR	141,277,523		South Africa Government Bond, 7.250%, 01/15/20	19,409,101	0.8
	5,209,000	S	Telefonica Emisiones SAU, 5.462%, 02/16/21	5,297,887	0.2
	3,288,000		Other Securities	3,440,964	0.1
			Total Other Bonds ( Cost $171,493,707 )	170,303,739	6.9
FOREIGN GOVERNMENT BONDS: 0.0%
	630,573		Other Securities	669,195	0.0
			Total Foreign Government Bonds ( Cost $652,950 )	669,195	0.0
U.S. TREASURY OBLIGATIONS: 12.8%
		U.S. Treasury Bonds: 3.7%
	46,623,000	S	3.125%, due 5/15/2021	46,499,263	1.9
	43,042,000		4.750%, due 2/15/2041	45,759,026	1.8
				92,258,289	3.7
		U.S. Treasury Notes: 9.1%
	9,947,000	L	0.500%, due 5/31/2013	9,959,046	0.4
	25,767,000	L	0.750%, due 6/15/2014	25,740,847	1.1
	47,207,000	L	1.750%, due 5/31/2016	47,288,054	1.9
	140,330,000	L	2.375%, due 5/31/2018	139,606,739	5.7
				222,594,686	9.1
			Total U.S. Treasury Obligations ( Cost $317,861,222 )	314,852,975	12.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.0%
	Federal Home Loan Mortgage Corporation##: 11.6%
57,251,000	W	4.000%, due 1/15/2041	$57,215,218	2.3
11,711,000	W	4.000%, due 1/15/2041	11,668,911	0.5
39,469,000	W	4.500%, due 7/15/2038	40,782,568	1.7
18,206,000	W	5.000%, due 7/15/2035	19,318,278	0.8
21,452,225	S	5.500%, due 8/15/2020	22,316,874	0.9
8,104,952	S	5.500%, due 6/15/2032	8,531,182	0.4
9,322,382	S	5.500%, due 7/15/2032	9,818,324	0.4
11,906,000	S	5.500%, due 6/15/2037	13,138,609	0.5
101,825,162	^,S	3.287%-7.500%, due 08/15/16- 01/01/41	101,414,133	4.1
			284,204,097	11.6
	Federal National Mortgage Association##: 16.5%
51,295,000	W	4.000%, due 2/25/2039	51,311,004	2.1
103,265,000	W	4.500%, due 7/15/2035	106,863,166	4.4
10,580,318	S	4.500%, due 11/1/2040	10,965,400	0.4
23,641,000	W	5.000%, due 7/1/2037	25,122,250	1.0
20,875,660	S	5.000%, due 7/1/2037	22,314,229	0.9
23,775,000	W	5.500%, due 7/15/2034	25,710,428	1.1
12,598,000	W	6.000%, due 7/1/2037	13,840,087	0.6
9,577,484	S	6.000%, due 12/25/2049	10,697,188	0.4
192,963,457	^,S,W	2.166%-27.857%, due 06/01/16- 01/25/48	137,528,006	5.6
			404,351,758	16.5
	Government National Mortgage Association: 5.9%
11,633,000	W	4.000%, due 12/15/2040	11,852,933	0.5
66,380,000		4.000%, due 1/20/2041	67,427,543	2.8
9,795,000	W	4.500%, due 7/1/2039	10,339,847	0.4
191,773,254	^,S	2.125%-7.500%, due 04/15/22- 09/15/39	37,465,506	1.5

Principal Amount†				Value	Percentage of Net Assets
	17,056,414	S	4.000%-5.290%, due 11/20/40- 10/20/60	$18,302,033	0.7
				145,387,862	5.9
			Total U.S. Government Agency Obligations ( Cost $802,967,999 )	833,943,717	34.0
ASSET-BACKED SECURITIES: 8.5%
		Automobile Asset-Backed Securities: 1.0%
	5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, 08/08/14	5,563,944	0.2
	5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, 05/08/14	5,890,996	0.3
	11,297,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, 11/10/14	11,763,177	0.5
				23,218,117	1.0
		Credit Card Asset-Backed Securities: 3.7%
	10,706,000	S	Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	12,060,539	0.5
	16,710,000	S	Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	19,441,134	0.8
	298,000	S	Citibank Credit Card Issuance Trust, 0.597%, 07/15/14	296,698	0.0
	15,935,000	S	Citibank Credit Card Issuance Trust, 6.300%, 06/20/14	16,717,849	0.7
EUR	27,084,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	39,931,599	1.6
	2,130,000		MBNA Credit Card Master Note Trust, 0.607%-1.537%, 10/15/14-07/15/15	2,130,425	0.1
	1,007,000		Other Securities	1,155,207	0.0
				91,733,451	3.7
		Home Equity Asset-Backed Securities: 0.1%
	2,753,618		Other Securities	2,517,586	0.1
		Other Asset-Backed Securities: 3.7%
	3,421,618	#	ARES CLO Funds, 0.487%, 09/18/17	3,347,783	0.1
	2,975,000	#	ARES CLO Funds, 2.905%, 02/26/16	2,719,733	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Other Asset-Backed Securities (continued)
4,794,897	#	Atrium CDO Corp., 0.585%, 10/27/16	$4,685,080	0.2
9,439,688	#	Atrium CDO Corp., 0.619%, 06/27/15	9,265,054	0.4
3,400,000	#	Avenue CLO Fund Ltd., 2.411%, 02/15/17	2,805,452	0.1
1,980,907	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	1,956,449	0.1
2,560,158	#	Carlyle High Yield Partners, 0.636%, 08/11/16	2,517,311	0.1
5,131,766	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	5,092,764	0.2
3,360,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	3,336,367	0.1
2,876,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,485,139	0.1
3,903,187	+,S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%-5.501%, 08/25/35-12/25/36	3,423,092	0.2
2,700,000	#	Dryden Leveraged Loan CDO 2002-II, 2.545%, 09/17/16	2,427,521	0.1
5,513,935	#	First CLO Ltd., 0.624%, 07/27/16	5,463,367	0.2
6,250,000	#	Foxe Basin CLO Ltd., 1.947%, 12/15/15	6,125,000	0.3
1,652,962	#	Granite Ventures Ltd., 0.538%, 12/15/17	1,626,053	0.1
280,945		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	285,857	0.0
7,419,579	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	7,341,822	0.3
4,592,090	#	Katonah Ltd., 0.567%, 09/20/16	4,503,729	0.2
927,068	#	Katonah Ltd., 0.797%, 02/20/15	919,632	0.0
3,058,649	#	Navigator CDO Ltd., 2.381%, 01/14/17	2,638,920	0.1
2,000,000	#	One Wall Street CLO Ltd., 0.716%, 01/06/16	1,885,000	0.1
1,000,000	#	Pacifica CDO Ltd., 1.050%, 05/13/16	938,393	0.0

Principal Amount†			Value	Percentage of Net Assets
6,087,201	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	$6,011,111	0.2
2,150,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	1,980,688	0.1
5,423,093	#	Wind River CLO Ltd., 0.577%, 12/19/16	5,253,589	0.2
2,974,868		Other Securities	1,872,468	0.1
			90,907,374	3.7
		Total Asset-Backed Securities ( Cost $208,430,505 )	208,376,528	8.5
Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
	Financials: 0.2%
203,400		Other Securities	$5,396,828	0.2
		Total Preferred Stock ( Cost $5,284,800 )	5,396,828	0.2
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Options on Currencies: 0.0%
24,900,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	$64,792	0.0
24,900,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	64,793	0.0
			129,585	0.0
	Options on Interest Rate Swaptions: 0.0%
161,123,000		Call OTC Swaption, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	195,540	0.0
		Total Purchased Options ( Cost $831,606 )	325,125	0.0
		Total Long-Term Investments ( Cost $2,670,042,284 )	2,730,019,089	111.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.2%
	Commercial Paper: 5.8%
17,000,000		Concord Minutemen Capital Co., 0.410%, 02/13/12	$16,956,310	0.7
17,420,000		Crown Point, 0.200%, 07/14/11	17,418,645	0.7
20,000,000		Danske Corporation, 0.250%, 08/08/11	19,994,583	0.8
3,382,000		General Mills, 0.200%, 07/05/11	3,381,906	0.1
15,681,000		General Mills, 0.200%, 08/15/11	15,676,993	0.7
5,000,000		Kellogg, 0.210%, 07/12/11	4,999,667	0.2
14,500,000		Kellog, 0.200%, 07/08/11	14,499,323	0.6
24,000,000		United Health, 0.310%, 07/01/11	23,999,794	1.0
15,000,000		Volkswagen of America, 0.270%, 08/22/11	14,994,005	0.6
9,750,000		Volkswagen of America, 0.250%, 07/01/11	9,749,932	0.4
			141,671,158	5.8
Shares			Value	Percentage of Net Assets
	Securities Lending Collateralcc: 9.0%
214,381,636		BNY Mellon Overnight Government Fund (1)	$214,381,636	8.7
9,207,559	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	7,366,047	0.3
		Total Securities Lending Collateral ( Cost $223,589,195 )	221,747,683	9.0
	Mutual Funds: 0.4%
9,763,001		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $9,763,001 )	9,763,001	0.4
		Total Short-Term Investments ( Cost $375,002,727 )	373,181,842	15.2
		Total Investments in Securities (Cost $3,045,045,011)*	$3,103,200,931	126.4
		Liabilities in Excess of Other Assets	(648,224,429)	(26.4)
		Net Assets	$2,454,976,502	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

BRL  Brazilian Real

EUR  EU Euro

MXN  Mexican Peso

ZAR  South African Rand

*  Cost for federal income tax purposes is $3,045,831,903.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$93,579,165
Gross Unrealized Depreciation	(36,210,137)
Net Unrealized Appreciation	$57,369,028

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Preferred Stock	$—	$5,396,828	$—	$5,396,828
Purchased Options	—	325,125	—	325,125
Corporate Bonds/Notes	—	838,227,516	—	842,364,766
Collateralized Mortgage Obligations	—	350,273,958	—	350,273,958
Municipal Bonds	—	3,512,258	—	3,512,258
Other Bonds	—	166,593,133	3,710,606	170,303,739
Short-Term Investments	224,144,637	141,671,158	7,366,047	373,181,842
Foreign Government Bonds	—	669,195	—	669,195
U.S. Government Agency Obligations	—	829,518,638	4,425,079	833,943,717
Asset-Backed Securities	—	179,997,598	28,378,930	208,376,528
U.S. Treasury Obligations	—	314,852,975	—	314,852,975
Total Investments, at value	$224,144,637	$2,831,038,382	$43,880,662	$3,103,200,931
Other Financial Instruments+:
Swaps	—	1,400,724	—	1,400,724
Futures	2,647,713	—	—	2,647,713
Total Assets	$226,792,350	$2,832,439,106	$43,880,662	$3,107,249,368
Liabilities Table
Other Financial Instruments+:
Swaps	$—	$(4,900,415)	$—	$(4,900,415)
Written Options	—	(1,341,678)	—	(1,341,678)
Futures	(2,018,533)	—	—	(2,018,533)
Forward Foreign Currency Contracts	—	(5,502,705)	—	(5,502,705)
Total Liabilities	$(2,018,533)	$(11,744,798)	$—	$(13,763,331)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Other Bonds	$—	$3,718,646	$—	$—	$—	$(8,040)	$—	$—	$3,710,606
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
U.S. Government Agency Obligations	6,952,056	93,036	—	8,201	—	127,151	—	(2,755,365)	4,425,079
Asset-Backed Securities	19,555,400	33,723,471	(5,452,325)	28,380	72,510	6,894	—	(19,555,400)	28,378,930
Total Investments, at value	$33,873,503	$37,535,153	$(5,452,325)	$36,581	$72,510	$126,005	$—	$(22,310,765)	$43,880,662

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $126,005.

^   See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	EU Euro	28,209,877	Sell	07/01/11	$39,817,959	$40,908,780	$(1,090,821)
Deutsche Bank AG	South African Rand	270,802,933	Sell	08/26/11	38,238,200	39,705,069	(1,466,869)
Deutsche Bank AG	Brazilian Real	110,421,544	Sell	07/15/11	69,047,989	70,495,903	(1,447,914)
Deutsche Bank AG	EU Euro	28,209,877	Sell	07/29/11	40,097,180	40,874,402	(777,222)
Morgan Stanley	Mexican Peso	447,134,030	Sell	07/01/11	38,012,228	38,188,840	(176,612)
Morgan Stanley	Mexican Peso	447,134,030	Sell	07/29/11	37,546,523	38,089,790	(543,267)
							$(5,502,705)

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	3,355	09/30/11	$399,900,265	$269,737
U.S. Treasury Ultra Long Bond	838	09/21/11	105,797,500	(2,018,533)
			$505,697,765	$(1,748,796)
Short Contracts
U.S. Treasury 10-Year Note	4,394	09/21/11	$537,509,803	$1,379,407
U.S. Treasury 2-Year Note	615	09/30/11	134,896,412	56,721
U.S. Treasury Long Bond	589	09/21/11	72,465,406	941,848
			$744,871,621	$2,377,976

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

  Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$247,507	$499,340	$(251,833)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	122,322	257,133	(134,811)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	983,658	1,079,982	(96,324)
							$1,353,487	$1,836,455	$(482,968)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	3,460,000	$(553,219)	$(631,518)	$78,299
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	1,710,000	(273,411)	(286,106)	12,695
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	3,435,000	(549,222)	(567,447)	18,225
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	6,874,000	(1,099,082)	(569,866)	(529,216)
								$(2,474,934)	$(2,054,937)	$(419,997)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.725% Counterparty: Deutsche Bank AG	06/30/13	CAD	272,390,000	$47,237	$—	$47,237
Receive a fixed rate equal to 3.335% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/30/21	CAD	68,098,000	(300,535)	—	(300,535)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	(2,124,946)	—	(2,124,946)
				$(2,378,244)	$—	$(2,378,244)

ING Intermediate Bond Portfolio Written OTC Options on June 30, 2011

Contracts	# of Counterparty	Description	Price		Exercise Date	Expiration Received	Premiums Fair Value
Options On Currencies
24,900,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	$95,367	$(121,183)
24,900,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	94,122	(121,184)
					Total Written OTC Options	$189,489	$(242,367)

ING Intermediate Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	161,123,000	$563,931	$(1,099,311)
								$563,931	$(1,099,311)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$129,585
Interest rate contracts	Investments in securities at value*	195,540
Credit contracts	Upfront payments paid on swap agreements	1,836,455
Credit contracts	Unrealized appreciation on swap agreements	109,219
Interest rate contracts	Unrealized appreciation on swap agreements	47,237
Interest rate contracts	Net Assets — Unrealized appreciation**	2,647,713
Total Asset Derivatives		$4,965,749

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,502,705
Credit contracts	Upfront payments received on swap agreements	2,054,937
Credit contracts	Unrealized depreciation on swap agreements	1,012,184
Interest rate contracts	Unrealized depreciation on swap agreements	2,425,481
Interest rate contracts	Net Assets — Unrealized depreciation**	1,748,796
Foreign exchange contracts	Written options, at fair value	242,367
Interest rate contracts	Written options, at fair value	1,099,311
Total Liability Derivatives		$14,085,781

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,197,898)	$—	$(1,197,898)
Foreign exchange contracts	(659,612)	(17,495,151)	—	—	350,129	(17,804,634)
Interest rate contracts	(211,525)	—	(979,622)	(317,345)	264,706	(1,243,786)
Total	$(871,137)	$(17,495,151)	$(979,622)	$(1,515,243)	$614,835	$(20,246,318)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$3,238,627	$—	$3,238,627
Foreign exchange contracts	(138,091)	889,405	—	—	(52,878)	698,436
Interest rate contracts	(368,390)	—	1,057,921	(1,254,140)	(535,380)	(1,099,989)
Total	$(506,481)	$889,405	$1,057,921	$1,984,487	$(588,258)	$2,837,074

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Commercial Paper	57.3%
Corporate Bonds/Notes	14.8%
Certificates of Deposit	7.6%
Repurchase Agreements	4.8%
Mutual Funds	3.1%
U.S. Government Agency Obligations	2.9%
Securities Lending Collateral	0.0%
Other Assets and Liabilities - Net	9.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: 7.6%
3,500,000	#	ANZ National Int'l Ltd/ London, 0.374%, due 07/25/11	$3,500,000	0.3
6,750,000		BNP Paribas, 0.390%, due 12/02/11	6,752,441	0.6
10,250,000		Credit Suisse/ New York NY, 0.006%, due 12/08/11	10,250,000	0.9
8,000,000		Rabobank Nederland NV, 0.006%, due 11/16/11	8,000,000	0.7
15,500,000		Societe Generale/ New York NY, 0.560%, due 03/05/12	15,513,665	1.3
8,250,000		Svenska Handelsbanken AB, 0.240%, due 08/18/11	8,250,055	0.7
14,250,000		Toronto Dominion Bank NY, 0.004%, due 07/07/11	14,250,043	1.2
1,400,000		Toronto Dominion Bank, 0.170%, due 08/03/11	1,400,026	0.1
7,750,000		Toronto-Dominion Bank, 0.004%, due 07/15/11	7,750,000	0.6
14,700,000		Toronto-Dominion Bank, 0.220%, due 07/28/11	14,700,000	1.2
		Total Certificates of Deposit (Cost $90,366,230)	90,366,230	7.6
COMMERCIAL PAPER: 57.3%
24,000,000		Abbott Labs, 0.200%, due 07/19/11	23,999,160	2.0
6,250,000		Abbott Labs, 0.200%, due 07/21/11	6,249,757	0.5
Principal Amount†			Value	Percentage of Net Assets
10,500,000		American Honda Finance Corp., 0.240%, due 09/29/11	$10,494,488	0.9
600,000		ANZ National Bank Ltd., 0.220%, due 09/13/11	599,383	0.1
2,825,000		ANZ National Bank Ltd., 0.260%, due 11/04/11	2,822,034	0.2
12,750,000	#	ASB Finance Ltd./ London, 0.220%, due 09/12/11	12,752,003	1.1
1,200,422		Bank of America, 0.180%, due 07/29/11	1,200,254	0.1
10,500,000		Barclays Bank PLC, 0.150%, due 07/06/11	10,499,781	0.9
500,000		Barton Capital LLC, 0.250%, due 08/01/11	499,918	0.0
16,000,000		Barton Capital LLC, 0.250%, due 08/02/11	15,997,582	1.3
5,000,000		Barton Capital LLC, 0.200%, due 07/12/11	4,999,740	0.4
3,750,000		Barton Capital LLC, 0.200%, due 07/06/11	3,749,938	0.3
2,000,000		Barton Capital LLC, 0.200%, due 07/07/11	1,999,953	0.2
5,400,000		Cafco LLC, 0.200%, due 07/08/11	5,399,643	0.5
11,250,000		Cafco LLC, 0.200%, due 07/11/11	11,248,750	0.9
1,650,000		Cafco LLC, 0.250%, due 07/15/11	1,649,762	0.1
7,050,000		Cafco LLC, 0.250%, due 08/11/11	7,047,184	0.6
1,000,000		Cafco LLC, 0.250%, due 07/25/11	999,907	0.1
2,250,000		Cafco LLC, 0.250%, due 07/27/11	2,249,789	0.2
2,500,000		Cafco LLC, 0.270%, due 09/26/11	2,498,792	0.2
5,450,000		Cargill Financial Services Corp., 0.150%, due 07/06/11	5,449,917	0.5
17,750,000		Cargill Global Fund PLC, 0.130%, due 07/01/11	17,750,000	1.5
7,750,000		Cargill Global Fund PLC, 0.150%, due 07/05/11	7,749,910	0.6
15,100,000		Cargill Global Fund PLC, 0.150%, due 07/07/11	15,099,748	1.3
21,250,000		Caterpillar, 0.130%, due 07/01/11	21,250,000	1.8
5,500,000		Ciesco LLC, 0.200%, due 07/06/11	5,499,726	0.5
1,750,000		Ciesco LLC, 0.200%, due 07/11/11	1,749,927	0.1
15,750,000		Ciesco LLC, 0.250%, due 08/05/11	15,744,303	1.3
675,000		Ciesco LLC, 0.250%, due 07/26/11	674,939	0.1
7,250,000		Ciesco LLC, 0.250%, due 08/15/11	7,248,188	0.6
10,250,000		Ciesco LLC, 0.270%, due 09/15/11	10,245,889	0.9
17,250,000		Commercial Paper Direct, 0.200%, due 07/11/11	17,248,870	1.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL PAPER (continued)
12,550,000	Commonwealth Bank of Australia, 0.220%, due 09/21/11	$12,544,569	1.1
10,000,000	Concentrate Manufacturing Co., 0.150%, due 07/11/11	9,999,667	0.8
8,511,000	Concord Minutemen Capital Co., 0.250%, due 08/15/11	8,504,085	0.7
10,250,000	Concord Minutemen Capital Co., 0.270%, due 09/23/11	10,238,520	0.9
25,500,000	Concord Minutemen Capital Co., 0.390%, due 02/13/12	25,403,525	2.1
1,000,000	Crown Point Capital Co., 0.200%, due 07/13/11	999,850	0.1
7,500,000	Crown Point Capital Co., 0.250%, due 08/15/11	7,493,906	0.6
11,750,000	Crown Point Capital Co., 0.270%, due 09/23/11	11,736,840	1.0
3,000,000	Crown Point Capital Co., 0.330%, due 11/18/11	2,994,750	0.3
22,500,000	Crown Point Capital Co., 0.390%, due 02/13/12	22,414,875	1.9
640,000	Deutsche Bank AG/ New York NY, 0.220%, due 09/01/11	639,779	0.1
2,500,000	Deutsche Bank AG/ New York NY, 0.200%, due 08/26/11	2,499,183	0.2
42,250,000	JPMorgan Chase, 0.150%, due 07/05/11	42,249,789	3.5
4,700,000	Jupiter Securitization Company LLC, 0.180%, due 07/01/11	4,700,000	0.4
2,000,000	Jupiter Securitization Company LLC, 0.250%, due 07/18/11	1,999,868	0.2
1,050,000	Jupiter Securitization Company LLC, 0.250%, due 07/26/11	1,049,905	0.1
10,100,000	Jupiter Securitization Company LLC, 0.200%, due 07/11/11	10,099,635	0.8
16,000,000	Jupiter Securitization Company LLC, 0.200%, due 07/12/11	15,999,364	1.3
7,600,000	Jupiter Securitization Company LLC, 0.270%, due 09/08/11	7,597,524	0.6
11,250,000	Lloyds TSB Bank PLC, 0.150%, due 07/05/11	11,249,763	0.9
28,500,000	Old Line Funding LLC, 0.250%, due 08/22/11	28,492,590	2.4
2,253,000	Old Line Funding LLC, 0.200%, due 07/05/11	2,252,950	0.2

Principal Amount†			Value	Percentage of Net Assets
7,500,000		Old Line Funding LLC, 0.270%, due 09/15/11	$7,497,150	0.6
3,750,000		PepsiCo, Inc., 0.220%, due 08/29/11	3,749,447	0.3
12,550,000		Royal Bank of Canada, 0.200%, due 08/10/11	12,546,932	1.1
8,000,000		Thunder Bay Funding LLC, 0.250%, due 07/20/11	7,999,451	0.7
23,000,000		Thunder Bay Funding LLC, 0.250%, due 08/17/11	22,994,595	1.9
1,645,000		Thunder Bay Funding LLC, 0.270%, due 09/12/11	1,644,399	0.1
1,250,000		Thunder Bay Funding LLC, 0.270%, due 09/06/11	1,249,581	0.1
10,250,000		Thunder Bay Funding LLC, 0.270%, due 09/08/11	10,246,464	0.9
4,250,000		Variable Funding Capital, 0.250%, due 07/29/11	4,249,504	0.4
23,250,000		Variable Funding Capital, 0.250%, due 08/01/11	23,246,997	1.9
1,500,000		Variable Funding Capital, 0.250%, due 08/11/11	1,499,744	0.1
11,250,000		Variable Funding Capital, 0.250%, due 08/03/11	11,248,453	0.9
7,500,000		Wal-Mart Stores, Inc., 0.150%, due 07/06/11	7,499,938	0.6
20,000,000		Wal-Mart Stores, Inc., 0.200%, due 07/29/11	19,998,755	1.7
6,500,000	#	Westpac Banking Corp., 0.260%, due 10/28/11	6,500,496	0.5
4,750,000		Westpac Banking Corp., 0.200%, due 08/19/11	4,748,610	0.4
20,250,000		Windmill Funding Corp., 0.310%, due 10/21/11	20,230,470	1.7
10,000,000		Windmill Funding Corp., 0.310%, due 10/03/11	9,994,255	0.8
8,000,000		Windmill Funding Group, 0.250%, due 07/18/11	7,998,799	0.7
6,250,000		Windmill Funding Group, 0.200%, due 07/05/11	6,249,944	0.5
		Total Commercial Paper (Cost $685,224,156)	685,224,156	57.3
CORPORATE BONDS/NOTES: 14.8%
9,000,000	#	American Honda Finance Corp., 0.005%, due 09/15/11	9,000,835	0.7
5,500,000	#	American Honda Finance Corp., 0.005%, due 12/09/11	5,502,478	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
5,680,000		Australia & New Zealand Banking Group Ltd., 5.125%, due 11/14/11	$5,779,868	0.5
250,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 0.240%, due 10/17/11	250,030	0.0
5,450,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 5.000%, due 01/25/12	5,589,006	0.5
6,000,000		Credit Suisse First Boston USA, Inc., 0.006%, due 01/15/12	6,191,130	0.5
3,750,000		Credit Suisse First Boston USA, Inc., 0.007%, due 08/16/11	3,772,976	0.3
9,000,000		Deutsche Bank AG/ New York NY, 0.008%, due 04/20/12	9,000,000	0.8
2,500,000		Kreditanstalt fuer Wiederaufbau, 0.004%, due 10/14/11	2,520,031	0.2
3,300,000		Lloyds TSB Bank PLC, 0.009%, due 07/15/11	3,305,529	0.3
750,000		PepsiCo, Inc./NC, 0.190%, due 07/15/11	750,046	0.1
1,250,000	#	Rabobank Nederland NV, 0.003%, due 08/05/11	1,250,217	0.1
18,000,000	#	Rabobank, 0.003%, due 03/16/12	18,015,123	1.5
15,250,000	#	Royal Bank of Canada, 0.003%, due 03/30/12	15,250,000	1.3
7,000,000		Royal Bank of Canada, 0.005%, due 03/30/12	7,017,705	0.6
13,250,000		Societe Generale/ New York NY, 0.003%, due 07/19/11	13,248,213	1.1
14,000,000	#	Svenska Handelsbanken AB, 0.006%, due 03/09/12	14,000,000	1.2
1,250,000	#	Svenska Handelsbanken AB, 0.150%, due 07/01/11	1,250,000	0.1
1,200,000		Total Capital SA, 0.010%, due 09/26/11	1,209,361	0.1
19,000,000		Toyota Motor Credit Corp., 0.004%, due 12/14/11	19,000,000	1.6
5,904,000		Toyota Motor Credit Corp., 0.012%, due 10/25/11	5,989,302	0.5
10,500,000	+	Wal-Mart Stores, Inc., 0.420%, due 06/01/12	10,976,073	0.9
18,500,000		Westpac Banking Corp., 0.003%, due 03/27/12	18,500,000	1.5
		Total Corporate Bonds/Notes (Cost $177,367,923)	177,367,923	14.8

Principal Amount†			Value	Percentage of Net Assets
MUTUAL FUNDS: 3.1%
37,000,000		Blackrock Liquidity Funds TempFund Portfolio - Class I	$37,000,000	3.1
		Total Mutual Funds (Cost $37,000,000)	37,000,000	3.1
SECURITIES LENDING: 0.0%
747,006	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	597,605	0.0
		Total Securities Lending Collateral (Cost $747,006)	597,605	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
35,000,000	Z	Fannie Mae Discount Notes, 0.080%, due 10/19/11	34,993,583	2.9
		Total U.S. Government Agency Obligations (Cost $34,993,583)	34,993,583	2.9
REPURCHASE AGREEMENTS: 4.8%
57,815,000		Morgan Stanley Repurchase Agreement dated 06/30/11, 0.010%, due 07/01/11, $57,815,016 to be received upon repurchase (Collateralized by $58,410,000 Federal National Mortgage Association, 0.625%-1.000%, Market Value plus accrued interest $58,972,015, due 06/22/12-09/24/12)	57,815,000	4.8
		Total Repurchase Agreements (Cost $57,815,000)	57,815,000	4.8
		Total Investments in Securities (Cost $1,083,513,898)*	$1,083,364,497	90.5
		Assets in Excess of Other Liabilities	113,090,047	9.5
		Net Assets	$1,196,454,544	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

R  Restricted Security

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$177,367,923	$—	$177,367,923
Commercial Paper	—	685,224,156	—	685,224,156
Repurchase Agreements	—	57,815,000	—	57,815,000
Securities Lending	—	—	597,605	597,605
Mutual Funds	37,000,000	—	—	37,000,000
U.S. Government Agency Obligations	—	34,993,583	—	34,993,583
Certificates of Deposit	—	90,366,230	—	90,366,230
Total Investments, at value	$37,000,000	$1,045,766,892	$597,605	$1,083,364,497

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Investments, at value
Short-Term Investments	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	86.9%
Financials	4.2%
Health Care	3.5%
Consumer Discretionary	2.0%
Telecommunication Services	1.6%
Industrials	0.3%
Other Assets and Liabilities - Net*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
	Consumer Discretionary: 2.0%
20,400		Amazon.com, Inc.	$4,171,596	1.0
8,000		Priceline.com, Inc.	4,095,440	1.0
			8,267,036	2.0
	Health Care: 3.5%
114,800		Gilead Sciences, Inc.	4,753,868	1.2
356,600		Pfizer, Inc.	7,345,960	1.8
34,900		Other Securities	2,247,211	0.5
			14,347,039	3.5
	Industrials: 0.3%
15,300		Other Securities	1,016,832	0.3
	Information Technology: 86.9%
92,300		Accenture PLC	5,576,766	1.4
75,700		Amphenol Corp.	4,087,043	1.0
107,400		Apple, Inc.	36,050,958	8.9
337,100		Applied Materials, Inc.	4,385,671	1.1
152,100	@	Ariba, Inc.	5,242,887	1.3
79,100		Autodesk, Inc.	3,053,260	0.7
77,600		Automatic Data Processing, Inc.	4,087,968	1.0
30,600		Baidu.com ADR	4,287,978	1.1
115,700		BMC Software, Inc.	6,328,790	1.6
184,400		Broadcom Corp.	6,203,216	1.5
154,200		CA, Inc.	3,521,928	0.9
83,200	@,L	Cavium, Inc.	3,626,688	0.9
256,200		Cisco Systems, Inc.	3,999,282	1.0
52,500		Citrix Systems, Inc.	4,200,000	1.0
78,300		Cognizant Technology Solutions Corp.	5,742,522	1.4
211,400		eBay, Inc.	6,821,878	1.7
332,300		EMC Corp.	9,154,865	2.3
53,200		F5 Networks, Inc.	5,865,300	1.4
124,600	@	Fortinet, Inc.	3,400,334	0.8
27,210		Google, Inc. - Class A	13,778,600	3.4

Shares			Value	Percentage of Net Assets
107,800		Hewlett-Packard Co.	$3,923,920	1.0
91,400		International Business Machines Corp.	15,679,670	3.9
159,400		Intel Corp.	3,532,304	0.9
92,200		Intuit, Inc.	4,781,492	1.2
105,700		Juniper Networks, Inc.	3,329,550	0.8
98,100		Lam Research Corp.	4,343,868	1.1
233,300		Marvell Technology Group Ltd.	3,444,675	0.8
462,700		Micron Technology, Inc.	3,460,996	0.9
315,200		Microsoft Corp.	8,195,200	2.0
89,500		NetApp, Inc.	4,723,810	1.2
143,900		Novellus Systems, Inc.	5,200,546	1.3
102,400		Polycom, Inc.	6,584,320	1.6
144,550		Progress Software Corp.	3,487,991	0.9
195,280		Qualcomm, Inc.	11,089,951	2.7
117,500		Red Hat, Inc.	5,393,250	1.3
28,100		Salesforce.com, Inc.	4,186,338	1.0
75,000		Sandisk Corp.	3,112,500	0.8
62,800		SAP AG ADR	3,808,820	0.9
214,500		Symantec Corp.	4,229,940	1.0
104,200		Taleo Corp.	3,858,526	0.9
97,800		Teradata Corp.	5,887,560	1.4
205,800		Texas Instruments, Inc.	6,756,414	1.7
114,500		VeriSign, Inc.	3,831,170	0.9
333,600		Xerox Corp.	3,472,776	0.9
5,059,471		Other Securities	86,900,249	21.4
			352,631,770	86.9
	Telecommunication Services: 1.6%
130,100		AT&T, Inc.	4,086,441	1.0
201,800		Other Securities	2,574,968	0.6
			6,661,409	1.6
		Total Common Stock ( Cost $306,221,823 )	382,924,086	94.3

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
	Financials: 4.2%
296,600		Powershares QQQ	$16,921,030	4.2
		Total Exchange- Traded Funds ( Cost $16,841,769 )	16,921,030	4.2
		Total Long-Term Investments ( Cost $323,063,592 )	399,845,116	98.5
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateralcc: 4.0%
15,755,363		BNY Mellon Overnight Government Fund (1)	15,755,363	3.9
396,801	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	317,441	0.1
		Total Securities Lending Collateral ( Cost $16,152,164 )	16,072,804	4.0
	Mutual Funds: 4.5%
18,378,677		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $18,378,677 )	18,378,677	4.5
		Total Short-Term Investments ( Cost $34,530,841 )	34,451,481	8.5
		Total Investments in Securities ( Cost $357,594,433 ) *	$434,296,597	107.0
		Liabilities in Excess of Other Assets	(28,431,637)	(7.0)
		Net Assets	$405,864,960	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $361,911,015.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,043,664
Gross Unrealized Depreciation	(15,658,082)
Net Unrealized Appreciation	$72,385,582

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$8,267,036	$—	$—	$8,267,036
Health Care	14,347,039	—	—	14,347,039
Industrials	176,589	840,243	—	1,016,832
Information Technology	341,634,029	10,997,741	—	352,631,770
Telecommunication Services	6,661,409	—	—	6,661,409
Total Common Stock	371,086,102	11,837,984	—	382,924,086
Exchange-Traded Funds	16,921,030	—	—	16,921,030
Short-Term Investments	34,134,040	—	317,441	34,451,481
Total Investments, at value	$422,141,172	$11,837,984	$317,441	$434,296,597

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Other Financial Instruments+:
Forward Foreign Currency Contracts	$—	$1,831	$—	$1,831
Total Assets	$422,141,172	$11,839,815	$317,441	$434,298,428
Liabilities Table
Other Financial Instruments+:
Forward Foreign Currency Contracts	$—	$(440,843)	$—	$(440,843)
Total Liabilities	$—	$(440,843)	$—	$(440,843)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Swiss Franc	2,870,000	Buy	07/07/11	$3,434,448	$3,413,761	$(20,687)
							$(20,687)
Citigroup, Inc.	Japanese Yen	273,568,000	Sell	07/07/11	$3,234,842	$3,398,268	$(163,426)
Citigroup, Inc.	Swiss Franc	2,870,000	Sell	07/07/11	3,157,031	3,413,761	(256,730)
Deutsche Bank AG	Hong Kong Sar Dollar	1,240,000	Sell	07/07/11	159,696	159,356	340
Credit Suisse First Boston	Japanese Yen	95,750,000	Sell	07/07/11	1,190,899	1,189,408	1,491
							$(418,325)

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,831
Total Asset Derivatives		$1,831
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$440,843
Total Liability Derivatives		$440,843

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$126,373
Total	$126,373
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(505,523)
Total	$(505,523)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0611-082211)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 10.6%
3,823,700		Comcast Corp. — Class A	$96,892,558	2.4
1,052,371		DIRECTV	53,481,494	1.3
2,503,500		International Game Technology	44,011,530	1.1
391,071		Liberty Media Corp. - Starz	29,424,182	0.7
1,798,032		Macy’s, Inc.	52,574,456	1.3
2,388,900	L	Regal Entertainment Group	29,502,915	0.7
825,500		Starbucks Corp.	32,598,995	0.8
1,415,200	L	Urban Outfitters, Inc.	39,837,880	1.0
1,550,500		Wyndham Worldwide Corp.	52,174,325	1.3
			430,498,335	10.6

		Consumer Staples: 10.3%
1,986,100		Coca-Cola Enterprises, Inc.	57,954,398	1.4
724,600		General Mills, Inc.	26,969,612	0.7
353,400		Lorillard, Inc.	38,474,658	0.9
1,407,482		PepsiCo, Inc.	99,128,957	2.4
1,634,892		Procter & Gamble Co.	103,930,085	2.6
1,772,600		Wal-Mart Stores, Inc.	94,195,964	2.3
			420,653,674	10.3

		Energy: 11.9%
2,141,300		Arch Coal, Inc.	57,087,058	1.4
1,365,000		ConocoPhillips	102,634,350	2.5
2,224,515		ExxonMobil Corp.	181,031,031	4.5
776,615		National Oilwell Varco, Inc.	60,739,059	1.5
600,300		Range Resources Corp.	33,316,650	0.8
1,294,000		Suncor Energy, Inc.	50,595,400	1.2
			485,403,548	11.9

		Financials: 13.9%
2,396,673		Blackstone Group LP	39,688,905	1.0
1,738,870		Citigroup, Inc.	72,406,547	1.8
1,034,900		Comerica, Inc.	35,776,493	0.9
4,131,100		Fifth Third Bancorp.	52,671,525	1.3
363,000		Goldman Sachs Group, Inc.	48,311,670	1.2
2,474,760		JPMorgan Chase & Co.	101,316,674	2.5
943,100		Prudential Financial, Inc.	59,971,729	1.5
490,285		Reinsurance Group of America, Inc.	29,838,745	0.7
2,902,900		Wells Fargo & Co.	81,455,374	2.0
1,948,300		XL Group PLC	42,823,634	1.0
			564,261,296	13.9

		Health Care: 12.4%
807,078		Cardinal Health, Inc.	36,657,483	0.9
941,277		Covidien PLC	50,104,175	1.2
1,069,900		Express Scripts, Inc.	57,753,202	1.4
1,518,600		Johnson & Johnson	101,017,272	2.5
1,555,515		Mylan Laboratories	38,374,555	0.9
5,832,617		Pfizer, Inc.	120,151,910	3.0
1,061,900		St. Jude Medical, Inc.	50,631,392	1.3
1,003,862		Teva Pharmaceutical Industries Ltd. ADR	48,406,225	1.2
			503,096,214	12.4

		Industrials: 10.6%
316,200		Acuity Brands, Inc.	17,637,636	0.4
851,800		Boeing Co.	62,973,574	1.5
717,900		Cooper Industries PLC	42,837,093	1.0
812,100		Dover Corp.	55,060,380	1.3
589,200		Fluor Corp.	38,097,672	0.9
547,100		General Dynamics Corp.	40,769,892	1.0
1,630,100		General Electric Co.	30,743,686	0.8
343,930		TransDigm Group, Inc.	31,362,977	0.8
764,600		Trinity Industries, Inc.	26,669,248	0.7
488,980		Union Pacific Corp.	51,049,512	1.3
517,859		WABCO Holdings, Inc.	35,763,342	0.9
			432,965,012	10.6

		Information Technology: 17.3%
1,606,900		Adobe Systems, Inc.	50,537,005	1.2
412,107		Apple, Inc.	138,331,957	3.4
231,500		Google, Inc. - Class A	117,226,970	2.9
4,631,200		Intel Corp.	102,627,392	2.5
2,614,700		Jabil Circuit, Inc.	52,816,940	1.3
3,543,000		Marvell Technology Group Ltd.	52,312,395	1.3
2,243,500		Oracle Corp.	73,833,585	1.8
2,084,017		Qualcomm, Inc.	118,351,325	2.9
			706,037,569	17.3

		Materials: 3.4%
713,300		EI Du Pont de Nemours & Co.	38,553,865	0.9
950,600		Monsanto Co.	68,956,524	1.7
1,107,600		Packaging Corp. of America	31,001,724	0.8
			138,512,113	3.4

		Telecommunication Services: 3.7%
2,552,600		AT&T, Inc.	80,177,166	2.0
1,751,900		CenturyTel, Inc.	70,829,317	1.7
			151,006,483	3.7

		Utilities: 3.2%
1,008,400		DTE Energy Co.	50,440,168	1.2
1,195,400		Exelon Corp.	51,210,936	1.3
1,943,800		NV Energy, Inc.	29,837,330	0.7
			131,488,434	3.2

	Total Common Stock (Cost $3,490,714,864)		3,963,922,678	97.3

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000	X	Southern Energy Escrow Shares, ,	$—	—

		Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares, ,	—	—

	Total Corporate Bonds/Notes (Cost $—)		—	—

	Total Long-Term Investments (Cost $3,490,714,864)		3,963,922,678	97.3

SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateral(cc): 1.2%
48,697,820		BNY Mellon Overnight Government Fund(1)	48,697,820	1.2
822,936	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	658,349	0.0
	Total Securities Lending Collateral (Cost $49,520,756)		49,356,169	1.2

		Mutual Funds: 2.7%
108,048,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $108,048,000)	108,048,000	2.7

	Total Short-Term Investments (Cost $157,568,756)		157,404,169	3.9

	Total Investments in Securities (Cost $3,648,283,620)*		$4,121,326,847	101.2
	Liabilities in Excess of Other Assets		(47,818,946)	(1.2)
	Net Assets		$4,073,507,901	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $3,685,369,819.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$541,301,999
Gross Unrealized Depreciation	(105,344,971)
Net Unrealized appreciation	$435,957,028

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$3,963,922,678	$—	$—	$3,963,922,678
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	156,745,820	—	658,349	157,404,169
Total Investments, at value	$4,120,668,498	$—	$658,349	$4,121,326,847

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Funds

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 2, 2011